      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 20, 1997


                                              1933 ACT REGISTRATION NO. 33-34819

                                              1940 ACT REGISTRATION NO. 811-6108
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                               ------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE
               SECURITIES ACT OF 1933                                   [ ]
            Pre-Effective Amendment No.  _                              [ ]
            Post-Effective Amendment No. 8                              [X]
                                        and/or

            REGISTRATION STATEMENT UNDER THE
               INVESTMENT COMPANY ACT OF 1940                           [ ]
            Amendment No. 9                                             [X]

                        (Check appropriate box or boxes)
                               ------------------
                              TAX-EXEMPT NEW YORK

                               MONEY MARKET FUND
               (Exact name of Registrant as Specified in Charter)

          222 South Riverside Plaza, Chicago, Illinois                         60606
             (Address of Principal Executive Office)                         (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

         Philip J. Collora, Vice President and Secretary                  With a copy to:
              Tax-Exempt New York Money Market Fund                       Cathy G. O'Kelly
                    222 South Riverside Plaza                             David A. Sturms
                     Chicago, Illinois 60606                     Vedder, Price, Kaufman & Kammholz
             (Name and Address of Agent for Service)                  222 North LaSalle Street
                                                                      Chicago, Illinois 60601

     Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended March 31, 1997 will be filed on or about May 29, 1997.

     It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b)

        [X] on May 21, 1997 pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [ ] on (date) pursuant to paragraph (a)(1)


        [ ] 75 days after filing pursuant to paragraph (a)(2)


        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                     TAX-EXEMPT NEW YORK MONEY MARKET FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                    ITEM NUMBER
                   OF FORM N-1A                                  LOCATION IN PROSPECTUS
                   ------------                                  ----------------------
 1.  Cover Page...............................    Cover Page
 2.  Synopsis.................................    Summary; Summary of Expenses
 3.  Condensed Financial Information..........    Financial Highlights; Performance
 4.  General Description of Registrant........    Capital Structure; Investment Objectives,
                                                  Policies and Risk Factors; Municipal Securities and
                                                  Investment Techniques
 5.  Management of the Fund...................    Investment Manager and Shareholder Services
5A.  Management's Discussion of
     Fund Performance.........................    Inapplicable
 6.  Capital Stock and Other Securities.......    Investment Objectives, Policies and Risk Factors;
                                                  Dividends and Taxes; Purchase of Shares;
                                                  Capital Structure
 7.  Purchase of Securities Being Offered.....    Purchase of Shares; Investment Manager and
                                                  Shareholder Services; Net Asset Value; Special
                                                  Features
 8.  Redemption or Repurchase.................    Redemption of Shares
 9.  Pending Legal Proceedings................    Inapplicable

INVESTORS MUNICIPAL CASH FUND
222 South Riverside Plaza
Chicago, Illinois 60606

TABLE OF CONTENTS
---------------------------------------------------------

Summary                                        1
------------------------------------------------
Summary of Expenses                            2
------------------------------------------------
Financial Highlights                           3
------------------------------------------------
Investment Objectives, Policies and Risk
  Factors                                      4
------------------------------------------------
Municipal Securities and Investment
Techniques                                     8
------------------------------------------------
Net Asset Value                               10
------------------------------------------------
Purchase of Shares                            10
------------------------------------------------
Redemption of Shares                          11
------------------------------------------------
Special Features                              14
------------------------------------------------
Dividends and Taxes                           14
------------------------------------------------
Investment Manager and Shareholder Services   16
------------------------------------------------
Performance                                   18
------------------------------------------------
Capital Structure                             18
------------------------------------------------


This Prospectus contains information about each Fund that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information dated May 21, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Trust at the address or telephone number on this cover or the firm from which this prospectus was received.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTORS
MUNICIPAL
CASH FUND


PROSPECTUS May 21, 1997


INVESTORS MUNICIPAL CASH FUND
222 South Riverside Plaza, Chicago, Illinois 60606 1-800-231-8568.

Investors Municipal Cash Fund is an open-end, non-diversified management investment company ("Trust") that offers a choice of four investment portfolios ("Funds") to investors seeking, to the extent consistent with stability of capital, maximum current income that is exempt from federal income taxes and, in the case of certain Funds, the income taxes of a particular state:

Investors Florida Municipal Cash Fund
Investors New Jersey Municipal Cash Fund
Investors Pennsylvania Municipal Cash Fund
Tax-Exempt New York Money Market Fund


Each Fund is available in the named state and selected other states specified under "Purchase of Shares -- Other Information."


AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. A FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER, AND THEREFORE, AN INVESTMENT IN A FUND MAY BE SUBJECT TO MORE RISK THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.

INVESTORS MUNICIPAL CASH FUND
222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-231-8568

SUMMARY

INVESTMENT OBJECTIVES. Investors Municipal Cash Fund (the "Trust") is registered as an open-end, non-diversified management investment company that offers a choice of four investment portfolios ("Funds"). However, each Fund must meet the diversification requirements of Rule 2a-7 under the Investment Company Act of 1940.

Each Fund seeks to provide, to the extent consistent with stability of capital, maximum current income that is exempt from federal income taxes and, in the case of certain Funds, the income taxes of a particular state.

INVESTORS FLORIDA MUNICIPAL CASH FUND ("Florida Fund") seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

INVESTORS NEW JERSEY MUNICIPAL CASH FUND ("New Jersey Fund") seeks maximum current income that is exempt from federal and New Jersey income taxes to the extent consistent with stability of capital.

INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND ("Pennsylvania Fund") seeks maximum current income that is exempt from federal and Pennsylvania income taxes to the extent consistent with stability of capital.

TAX-EXEMPT NEW YORK MONEY MARKET FUND ("New York Fund") seeks maximum current income that is exempt from federal, New York State and New York City income taxes to the extent consistent with stability of capital.

Since each Fund is concentrated in securities issued by a state or entities within a state and may invest a significant percentage of its assets in the securities of a single issuer, an investment in a Fund may be subject to more risk than an investment in other types of money market funds. Each Fund seeks to maintain a net asset value of $1.00 per share. There is no assurance that the objective of a Fund will be achieved or that a Fund will be able to maintain a net asset value of $1.00 per share. See "Investment Objectives, Policies and Risk Factors."

INVESTMENT MANAGER AND SHAREHOLDER SERVICES. Zurich Kemper Investments, Inc. ("ZKI") is the investment manager for each Fund and provides the Funds with continuous professional investment supervision. ZKI is paid an annual investment management fee, payable monthly, on a graduated basis of .22% of the first $500 million of combined average daily net assets of all Funds, .20% of the next $500 million, .175% of the next $1 billion, .16% of the next $1 billion and .15% of combined average daily net assets over $3 billion of all Funds. Zurich Kemper Distributors, Inc. ("ZKDI"), an affiliate of ZKI, is the primary administrator, distributor and principal underwriter of the Funds and, as such, provides information and services for existing and potential shareholders and acts as agent of each Fund in the sale of its shares. ZKDI receives a distribution services fee, payable monthly, at an annual rate of .50% of average daily net assets of each Fund. As distributor, ZKDI normally pays financial services firms that provide cash management and other services for their customers at a maximum annual rate of .50% of average daily net assets of those accounts that they maintain and service. See "Investment Manager and Shareholder Services."

INVESTORS IN A FUND. Each Fund is designed for persons who are seeking, to the extent consistent with stability of capital, maximum current income exempt from federal income taxes and, in the case of certain Funds, from income taxes of a particular state. Through a single investment in shares of a Fund, investors receive the benefits of professional management and liquidity. Additionally, each Fund offers the economic advantages of block purchases of securities and relief from administrative details such as accounting for distributions and the safekeeping of securities. The tax exemption of Fund dividends for federal income tax and, if applicable, particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. See "Dividends and Taxes."

PURCHASES AND REDEMPTIONS. Shares of a Fund are available at net asset value through selected financial services firms. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. See "Purchase of Shares." Shares may be redeemed at the net asset value next determined after receipt by the Trust's Shareholder Service Agent of a request to redeem in proper form. Shares may be redeemed by written request or by using the Trust's expedited redemption procedures. See "Redemption of Shares."

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares, unless the shareholder makes a different election. See "Dividends and Taxes."

GENERAL INFORMATION AND CAPITAL. The Trust is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest in one or more series or funds, all having no par value, which may be divided by the Board of Trustees into classes of shares. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings; but will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES


SHAREHOLDER TRANSACTION EXPENSES(1).........................  None
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)



                                                              FLORIDA   NEW JERSEY   NEW YORK   PENNSYLVANIA
                                                               FUND        FUND        FUND         FUND
                                                              -------   ----------   --------   ------------
Management Fees (after fee waiver)..........................      0%         0%        .06%           0%
12b-1 Fees(2)...............................................    .50%       .50%        .50%         .50%
Other Expenses(3)...........................................    .40%       .40%        .24%         .40%
                                                                ---        ---         ---          ---
Total Operating Expenses (after fee waiver and expense
  absorption)...............................................    .90%       .90%        .80%         .90%
                                                                ===        ===         ===          ===


---------------
(1) Investment dealers and other firms may independently charge shareholders additional fees; please see their materials for details.

(2) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.

(3) "Other Expenses" for the Florida, New Jersey and Pennsylvania Funds have been estimated for the current fiscal year.

EXAMPLE


                                                   FUND        1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                   ----        ------      -------      -------      --------
You would pay the following expenses           Florida           $9          $29           --           --
on a $1,000 investment, assuming               New Jersey        $9          $29           --           --
(1) 5% annual return and                       New York          $8          $26          $44          $99
(2) redemption at the end of each time         Pennsylvania      $9          $29           --           --
period:


The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of a Fund.


As discussed more fully under "Investment Manager and Shareholder Services," ZKI has agreed to temporarily waive its management fee and reimburse or pay operating expenses for the current fiscal year to the extent, if any, that "Total Operating Expenses" exceed .80% of average daily net assets of the New York Fund and .90% of average daily net assets of each of the Florida, New Jersey and Pennsylvania Funds. Without such waiver and expense reimbursement, "Management Fees" would have been .22%, "12b-1 Fees" would have been .50%, "Other Expenses" would have been .24% and "Total Operating Expenses" would have been .96% for the New York Fund. Without such waiver and expense reimbursement, "Management Fees" would be .22%, "12b-1 Fees" would be .50%, "Other expenses" would be .40%, and "Total Operating Expenses" would be 1.12%, for each of the Florida, New Jersey and Pennsylvania Funds. The Florida, New Jersey and Pennsylvania Funds will commence operations on or about May 21, 1997, thus expenses for those Funds are shown for only the one and three year periods, and "Other Expenses" are estimated for the current fiscal year.


THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The table below shows financial information for the New York Fund expressed in terms of one share outstanding throughout the period. The information in the table is covered by the report of the Trust's independent auditors. The report is contained in the Trust's Registration Statement and is available from the Trust. The financial statements contained in the Trust's 1997 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Trust.

                                 NEW YORK FUND


                                                         YEAR ENDED MARCH 31,               DECEMBER 13, 1990
                                                         --------------------                       TO
                                             1997      1996    1995    1994   1993   1992     MARCH 31, 1991
                                             ----      ----    ----    ----   ----   ----   -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period        $  1.00     1.00    1.00    1.00   1.00   1.00         1.00
--------------------------------------------------------------------------------------------------------------
Net investment income and dividends
  declared                                      .03      .03     .02     .02    .02    .04          .01
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  1.00     1.00    1.00    1.00   1.00   1.00         1.00
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                  3.03%    3.03    2.40    1.63   1.90   3.77          .97
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE
  ABSORPTION:
Expenses after expense absorption               .44%     .80     .80     .80    .80    .42          .54
--------------------------------------------------------------------------------------------------------------
Net investment income                          2.96%    2.95    2.44    1.61   1.88   3.52         3.77
--------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS BEFORE
  EXPENSE ABSORPTION:
Expenses                                        .96%    1.14    1.15    1.25   1.53   1.45         1.00
--------------------------------------------------------------------------------------------------------------
Net investment income                          2.44%    2.61    2.09    1.16   1.15   2.49         3.31
--------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)  $60,575   18,527  14,090  10,762  8,424  8,243        2,108
--------------------------------------------------------------------------------------------------------------



NOTE: ZKI has agreed to temporarily waive its management fee and reimburse or pay certain operating expenses to the extent necessary to limit expenses to specific levels. Ratios have been determined on an annualized basis. Total return is not annualized.



The Florida, New Jersey and Pennsylvania Funds (not shown above) will commence operations on or about May 21, 1997.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

Investors Municipal Cash Fund (the "Trust") is a registered open-end, non-diversified management investment company that offers a choice of four investment portfolios ("Funds"). Each Fund seeks to provide, to the extent consistent with stability of capital, maximum current income that is exempt from federal income taxes and, in the case of certain Funds, the income taxes of a particular state. The Trust may offer additional Funds in the future.

Each Fund is a money market mutual fund that has been designed to provide investors with professional management of short-term investment dollars. Each Fund pools individual and institutional investors' money which it uses to buy tax-exempt money market instruments. Because the Funds combine their respective shareholders' money, they can buy and sell large blocks of securities, which reduces transaction costs and increases yields. The Funds are managed by investment professionals who analyze market trends to take advantage of changing conditions. Investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Funds invest, are generally considered among the safest available. There can be no assurance that a Fund will achieve its objective or that it will maintain a net asset value of $1.00 per share.

As a fundamental investment policy, each Fund will under normal market conditions maintain at least 80% of its investments in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income taxes ("Municipal Securities"). As indicated under "Dividends and Taxes," the Funds may invest in "private activity bonds." In compliance with the position of the staff of the Securities and Exchange Commission ("SEC"), the New York Fund does not consider "private activity" bonds as Municipal Securities for purposes of the 80% limitation. This is a fundamental policy for the New York Fund so long as the SEC staff maintains its position, after which it would become non-fundamental. Each Fund's assets will consist of Municipal Securities and temporary investments as described below and cash.

The New York Fund will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest ratings of municipal securities (Aaa or Aa) assigned by Moody's Investors Service, Inc. ("Moody's"), or (AAA or
AA) assigned by Standard & Poor's Corporation ("S&P"); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities; (d) have at the time of purchase a Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term municipal securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined by the Board of Trustees or its delegate to be at least equal in quality to one or more of the above categories.

The Florida, New Jersey and Pennsylvania Funds will invest only in Municipal Securities that at the time of purchase: (a) are rated high quality by Moody's, S&P, Duff Phelps, Inc., Fitch Investor's Services, Inc. or any other nationally recognized statistical rating organization ("NRSRO") as determined by the SEC;
(b) are unrated, if in the discretion of the investment manager the Municipal Securities are determined to be at least equal in quality to one or more of the ratings in subparagraph (a) immediately above; or (c) are fully collateralized by an escrow of U.S. Government securities.

Rather than invest in securities directly, each of the Florida, New Jersey and Pennsylvania Funds may in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds managed by ZKI or its affiliates for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company will be managed by ZKI in substantially the same manner as the Fund pooling its assets. Shareholders of a Fund will be given at least 30 days prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the trustees determine it to be in the best interests of a Fund and its shareholders.

The Funds limit their portfolio investments to securities that meet the diversification and quality requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). See "Net Asset Value." From time to time, a significant portion of a Fund's securities is supported by credit and liquidity enhancements from third party banks and other financial institutions, and as a result, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

From time to time, as a defensive measure, including during periods when acceptable short-term Municipal Securities are not available, each Fund may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P for the New York Fund; debt securities rated high quality by any NRSRO for the Florida, New Jersey and Pennsylvania Funds; commercial paper rated in the two highest grades by either Moody's or S&P for the New York Fund; commercial paper rated high quality by any NRSRO for the Florida, New Jersey and Pennsylvania Funds; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Under a repurchase agreement a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Repurchase agreements with broker-dealer firms will be limited to obligations of the U.S. Government, its agencies or instrumentalities. Maturity of the securities subject to repurchase may exceed one year. Interest income from temporary investments is taxable to shareholders as ordinary income. Although a Fund is permitted to invest in taxable securities (limited under normal market conditions to 20% of a Fund's total assets), it is each Fund's primary intention to generate income dividends that are not subject to federal income taxes and, in the case of certain Funds, the income taxes of a particular state. See "Dividends and Taxes." For a description of the ratings, see "Appendix--Ratings of Investments" in the Statement of Additional Information.

The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. A Fund will not borrow for leverage purposes. A Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of a Fund's net assets valued at the time of the transaction would be invested in such securities. Up to 25% of the total assets of a Fund may be invested at any time in debt obligations of a single issuer or of issuers in a single industry, and a Fund may invest without limitation in Municipal Securities the income on which may be derived from projects of a single type.

Although the Trust has registered as a "non-diversified" investment company, each Fund must meet the diversification requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 provides that a single state money fund shall not, as to 75% of its assets, invest more than 5% of its assets in the securities of an individual issuer, provided that the fund may not invest more than 5% of its assets in the securities of an individual issuer unless the securities are First Tier Securities (as defined in Rule 2a-7). This allows each Fund, as to 25% of its assets, to invest more than 5% of its assets in the securities of an individual issuer. Since each Fund is concentrated in securities issued by a particular state or entities within that state and may invest a significant percentage of its assets in the securities of a single issuer, an investment in a Fund may be subject to more risk than an investment in other types of money market funds. See "Investment Restrictions" in the Statement of Additional Information.

Each Fund has adopted certain investment restrictions that are presented in the Statement of Additional Information, and that, together with the investment objective and fundamental policies of each Fund, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of a Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of a Fund.

FLORIDA FUND. The objective of the Florida Fund is to provide maximum current income that is exempt from federal income to the extent consistent with stability of capital. The Florida Fund pursues its objective, primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of the State of Florida, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and other securities that are, in the opinion of bond counsel to the issuer, exempt from the Florida intangibles tax and the interest from which is exempt from federal income taxes ("Florida Municipal Securities"). Dividends representing interest income received by the Florida Fund on Florida Municipal Securities will be exempt from federal income taxes. Dividend income may be subject to state and local taxes. Florida currently has no income tax for individuals. Since the investment manager believes that exemption from the Florida intangibles tax is likely to be available, the Florida Fund generally will seek investments enabling shares of the Florida Fund to be exempt from the intangibles tax. However, there is no assurance that an exemption from the Florida intangibles tax will be available. See "Dividends and Taxes." Florida Municipal Securities may at times have lower yields than other tax-exempt securities. As a temporary defensive position, to the extent Florida Municipal Securities are at any time unavailable or unattractive for investment by the Florida Fund, it will invest in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the Florida Fund will maintain at least 65% of its total assets in Florida Municipal Securities. See also "Dividends and Taxes."

Florida is characterized by rapid growth, substantial capital needs, a manageable debt burden, a diversifying but still somewhat narrow economic base and good financial operations. The State continues to experience rapid population growth although not as great as in previous years. The slower population growth rate should allow the State to catch up on its capital needs. Technology-based manufacturing, healthcare and financial services have joined tourism and agriculture as leading elements of Florida's continued economic growth. Florida's overall financial position remains healthy, despite swings in financial operations over the past several years. The swings are reflective of the State's reliance on the sales tax as the major revenue source. Florida has increased its funding of capital projects through more frequent debt issuance rather than the historical pay-as-you-go method.

NEW JERSEY FUND. The objective of the New Jersey Fund is to provide maximum current income that is exempt from federal and New Jersey income taxes to the extent consistent with stability of capital. The New Jersey Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of New Jersey, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and New Jersey income taxes ("New Jersey Municipal Securities"). Dividends representing interest income received by the New Jersey Fund on New Jersey Municipal Securities will be exempt from federal and New Jersey income taxes. Such dividend income may be subject to other state and local taxes. To the extent that New Jersey Municipal Securities are at any time unavailable or unattractive for investment by the New Jersey Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the New Jersey Fund will maintain at least 65% of its total assets in New Jersey Municipal Securities.

New Jersey is the ninth most populous state in the nation. Per capita income in 1993 was the second highest of the states and 129% of the national average. The distribution of employment in New Jersey mirrors that of the nation. After an extraordinary boom in the mid-1980's, New Jersey and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New Jersey climbed out of the recession more slowly than the rest of the nation. Since 1992, the unemployment rate in New Jersey has exceeded the national average by an average of .89%.


NEW YORK FUND. The objective of the New York Fund is to provide maximum current income that is exempt from federal, New York State and New York City income taxes to the extent consistent with stability of capital. The New York Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of New York State, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal, New York State and New York City income taxes ("New York Municipal Securities"). Dividends representing net interest income received by the New York Fund on New York Municipal Securities will be exempt from federal, New York State and New York City personal income taxes. Such dividend income may be subject to other state and local taxes. To the extent New York Municipal Securities are at any time unavailable or unattractive for investment by the New York Fund, it will invest in other debt securities the interest from which is exempt from Federal income taxes. Under normal market conditions, as a non-fundamental policy, the New York Fund will maintain at least 65% of its total assets in New York Municipal Securities.

New York is the third most populous state in the nation; New York City accounts for about 40% of the State's population. After a boom in the mid-1980's, New York and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New York climbed out of the recession more slowly than the rest of the nation. New York ranks fourth in the nation in personal income. In 1995, per capita personal income was 119% of the national average. Employment distribution is similar to that of the nation except for a higher concentration in the Finance, Insurance and Real Estate sector and a lower concentration in manufacturing. Historically, unemployment is more cyclical than for the United States as a whole. Since 1991, New York unemployment has exceeded the U.S. average.

PENNSYLVANIA FUND. The objective of the Pennsylvania Fund is to provide maximum current income that is exempt from federal and Pennsylvania income taxes to the extent consistent with stability of capital. The Pennsylvania Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is in the opinion of bond counsel to the issuer, exempt from federal and Pennsylvania income taxes ("Pennsylvania Municipal Securities"). Dividends representing interest income received by the Pennsylvania Fund on Pennsylvania Municipal Securities will be exempt from federal and Pennsylvania income taxes and (for residents of Philadelphia) from Philadelphia School District Income Tax and (for residents of Pittsburgh) from the intangibles tax for the City and School District of Pittsburgh. Such dividend income may be subject to other state and local taxes. To the extent that Pennsylvania Municipal Securities are at any time unavailable or unattractive for investment by the Pennsylvania Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the Pennsylvania Fund will maintain at least 65% of its total assets in Pennsylvania Municipal Securities.


Pennsylvania continues to experience stable economic growth. The economy has performed similar to that of the nation and slightly stronger than its neighboring states due to the restructuring of its overall economic base following the recession of the early 1990's. Although economic growth will lag that of the South and Midwest, the Commonwealth's economy has transformed into more of a services and high-tech economy evidenced by its growing reputation as a health and education center. The replacement of highly paid manufacturing jobs for those in the services and trade sectors will impede income growth. Relative cost advantages which are available to businesses in the Commonwealth compared to its neighboring states, as well as the restructuring and modernization of manufacturing plans, should aid in boosting the economy.

Additional information concerning the risks associated with the Florida, New Jersey, New York and Pennsylvania Municipal Securities is set forth in the Statement of Additional Information under "Municipal Securities".

MUNICIPAL SECURITIES AND INVESTMENT TECHNIQUES

The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, a Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, warrants and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A more detailed discussion of Municipal Securities and NRSRO ratings outlined above under "Investment Objective and Policies" is contained in the Statement of Additional Information.

Each Fund may purchase securities which provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment manager revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. Each Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers which are determined by the investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Each Fund may invest in certain Municipal Securities having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Notes"). The interest rate on Variable Rate Notes ordinarily is determined by reference to or is a percentage of a bank's prime rate, the 90 day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, or some similar objective standard. Generally, the changes in the interest rate on Variable Rate Notes reduce the fluctuation in the market value of such notes. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Each Fund currently intends to invest a substantial portion of its assets in Variable Rate Notes. Variable Rate Demand Notes have a demand feature which entitles the purchaser to resell the securities at amortized cost. The rate of return on Variable Rate Demand Notes also varies according to some objective standard, such as an index of short-term tax-exempt rates. Variable rate instruments with a demand feature enable a Fund to purchase instruments with a stated maturity in excess of one year. Each Fund determines the maturity of variable rate instruments in accordance with Rule 2a-7, which allows a Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Each Fund may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying

Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a Fund. It is anticipated by the investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, a Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. While a Fund may invest without limit in Certificates of Participation, it is currently anticipated that such investments will not exceed 25% of a Fund's assets.

Each Fund may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to a Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, a Fund will consider them purchased on the date when it commits itself to the purchase.

A security purchased on a when-issued basis, like all securities held in a Fund's portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and depreciate in value when interest rates rise. Therefore if, in order to achieve higher interest income, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the net asset value of a Fund's shares will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. See "Net Asset Value."

Each Fund will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of securities may result in the realization of gains that are not exempt from federal income taxes, and in the case of certain Funds, income taxes of a state.

Yields on Municipal Securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, and the size, maturity and rating of the particular offering. The ratings of NRSROs represent their opinions as to the quality of the Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields.

In seeking to achieve its investment objective, a Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although a Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the investment manager. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

NET ASSET VALUE

Fund shares are sold at their net asset value next determined after an order and payment are received in the form described under "Purchase of Shares." The net asset value of a Fund share is calculated by dividing the total assets of the Fund less its liabilities by the total number of shares outstanding. The net asset value per share of a Fund is determined on each day the New York Stock Exchange ("Exchange") is open for trading, at 11:00 a.m. and 3:00 p.m. Chicago time, and on each other day on which there is a sufficient degree of trading in a Fund's investments that its net asset value might be affected, except that the net asset value will not be computed on a day on which no orders to purchase shares were received and no shares were tendered for redemption. Each Fund seeks to maintain a net asset value of $1.00 per share.

Each Fund values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. Calculations are made to compare the value of a Fund's investments, valued at amortized cost, with market-based values. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market-based values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, a Fund purchases only securities with a maturity of 397 days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, each Fund limits its portfolio investments to securities that meet the diversification and quality requirements of Rule 2a-7.

PURCHASE OF SHARES

Shares are sold at net asset value with no sales charge through selected financial services firms, such as broker-dealers and banks ("firms"). The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time in management's discretion. Under an automatic investment plan, the minimum initial and subsequent investment is $50. Firms offering a Fund's shares may set higher minimums for accounts they service and may change such minimums at their discretion.

Each Fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the Funds will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Fund has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds. Orders for purchase of shares received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 11:00 a.m. Chicago time net asset value determination, otherwise such shares will receive the dividend for the next calendar day if effected at 3:00 p.m. Chicago time. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Chicago time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

If payment is to be wired, call the firm from which you received this prospectus for proper instructions.

CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and the confirmation thereof. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. A firm may arrange with its clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' yield or return. Firms may also hold Fund shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Trust's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Trust's Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to conditions and limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

OTHER INFORMATION. The Trust reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders without prior notice. All orders to purchase shares are subject to acceptance by the Trust and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Trust. Share certificates are issued only on request to the Trust and may not be available for certain types of accounts. A $10 service fee will be charged when a check for purchase of Fund shares is returned because of insufficient or uncollected funds or a stop payment order.

Shareholders should direct their inquiries to the firm from which this prospectus was obtained or to Zurich Kemper Service Company, the Trust's "Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.


The Funds of Investors Municipal Cash Fund are available for sale only in the following states and federal district:



FLORIDA FUND            NEW JERSEY FUND        NEW YORK FUND       PENNSYLVANIA FUND
------------            ---------------        -------------       -----------------
Alabama               Connecticut           Connecticut           Connecticut
District of Columbia  Delaware              District of Columbia  Delaware
Florida               District of Columbia  Florida               District of Columbia
Georgia               Florida               Georgia               Florida
New Jersey            Georgia               New Jersey            Georgia
Ohio                  Maryland              New York              Maryland
Pennsylvania          Massachusetts         Ohio                  Michigan
Virginia              New Jersey            Pennsylvania          New Jersey
                      New York              Virginia              Ohio
                      Ohio                                        Pennsylvania
                      Pennsylvania                                Vermont
                      Virginia                                    Virginia
                      West Virginia                               West Virginia


REDEMPTION OF SHARES

GENERAL. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares will be redeemed by the Trust at the next determined net asset value. If processed at 3:00 p.m. Chicago time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Fund will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

If shares of the Fund to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Trust may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Trust of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Trust may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. THE SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Trust reserves the right to redeem an account that falls below the minimum investment level, currently $1,000. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Trust redeems the shareholder account.

Firms provide varying arrangements for their clients to redeem Fund shares. Such firms may independently establish and charge amounts to their clients for such services.

REGULAR REDEMPTIONS. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Zurich Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors) provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Trust reserves the right to terminate or modify this privilege at any time.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Chicago time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described under "General" above. The Trust is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Trust currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Trust reserves the right to terminate or modify this privilege at any time.

EXPEDITED REDEMPTIONS BY DRAFT. Upon request, shareholders will be provided with drafts to be drawn on the Fund ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $100 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Trust receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Information Form which is available from the Trust or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Trust reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute Fund shares. In addition, firms may impose minimum balance requirements in order to obtain this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Trust.

Unless one signer is authorized on the Account Information Form, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by

Redemption Check until the shares have been on the Trust's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Trust reserves the right to terminate or modify this privilege at any time.

The Trust may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Trust shares in excess of the value of a Fund account or in an amount less than $100; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

SPECIAL FEATURES

Certain firms that offer shares of the Funds also provide special redemption features through charge or debit cards and checks that redeem Fund shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and any special rules of the cash management program being offered.

Information about the following special features is contained in the Statement of Additional Information; and further information may be obtained without charge from ZKDI: Exchange Privilege; Systematic Withdrawal Program and Automated Clearing House Programs.

DIVIDENDS AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders may select one of the following ways to receive dividends:

1. REINVEST DIVIDENDS at net asset value into additional shares of a Fund. Dividends are normally reinvested on the next to last business day of the month. Dividends will be reinvested unless the shareholder elects to receive them in cash.

2. RECEIVE DIVIDENDS IN CASH if so requested. Checks will be mailed monthly, within five business days of the reinvestment date, to the shareholder or any person designated by the shareholder.

A Fund reinvests dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

TAXES. The Florida, New Jersey and Pennsylvania Funds intend to qualify, and the New York Fund intends to continue to qualify, as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to federal income taxes to the extent its earnings are distributed. Each Fund also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, therefore, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed hereinafter. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. Each Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from a Fund are to be treated as interest on private activity bonds in proportion to the interest a Fund receives from private activity bonds, reduced by allowable deductions. For the 1996 calendar year 18% of the net interest income for the New York Fund was derived from "private activity bonds".

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends received from a Fund.

Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from a Fund, and 50% of Social Security benefits.

FLORIDA FUND. Dividends paid by the Florida Fund to individual shareholders will not be subject to the Florida income tax since Florida does not impose a personal income tax. Dividends paid by the Florida Fund will be taxable to corporate shareholders that are subject to the Florida corporate income tax. Additionally, Florida imposes an "intangibles tax" at the rate of $2.00 per $1,000 of taxable value of certain securities and other intangible assets owned by Florida residents. U.S. Government securities and Florida Municipal Securities are exempt from this intangibles tax. If, on December 31 of any year, the Florida Fund's portfolio consists of both exempt and non-exempt assets, then only the portion of the value of the Florida Fund's shares attributable to U.S. Government securities will be exempt from the Florida intangibles tax payable in the following year. Thus, in order to take full advantage of the exemption from the intangibles tax in any year, the Florida Fund would be required to sell all non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Florida Fund's investment return and might exceed any increased investment return the Florida Fund achieved by investing in non-exempt assets during the year.

NEW JERSEY FUND. Dividends paid by the New Jersey Fund will be exempt from New Jersey Gross Income Tax to the extent that the dividends are derived from interest on obligations of the state or its political subdivisions or authorities or on obligations issued by certain other government authorities or from capital gains from the disposition of such obligations, as long as the New Jersey Fund meets certain investment and filing requirements necessary to establish and maintain its status as a "Qualified Investment Fund" in New Jersey. It is the New Jersey Fund's intention to satisfy these requirements and maintain Qualified Investment Fund status. Dividends paid by the New Jersey Fund derived from interest on non-exempt assets will be subject to New Jersey Gross Income Tax. Dividends paid by the New Jersey Fund will be taxable to corporate shareholders subject to the New Jersey corporation business (franchise) tax.

NEW YORK FUND. Dividends paid by the New York Fund representing net interest received on New York Municipal Securities will be exempt from New York State and New York City income taxes. Dividends paid by the New York Fund will be taxable to corporate shareholders that are subject to New York State and New York City corporate franchise tax.

PENNSYLVANIA FUND. Dividends paid by the Pennsylvania Fund will be exempt from Pennsylvania income tax to the extent that the dividends are derived from interest on obligations of Pennsylvania, any public authority, commissions, board or other state agency, any political subdivision of the state or its public authority, and certain obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands). Dividends paid by the Pennsylvania Fund representing interest income on Pennsylvania Municipal Securities are also generally exempt from the Philadelphia School District Income Tax for residents of Philadelphia and from the intangibles tax for the City and School District of Pittsburgh for residents of Pittsburgh. Shareholders of the Pennsylvania Fund who are subject to the Pennsylvania property tax in their county of residence will be exempt from county personal property tax to the extent that the portfolio of the Pennsylvania Fund consists of such exempt obligations on the annual assessment date of January 1.

GENERAL. The tax exemption for federal income tax purposes of dividends from a Fund does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income, and shareholders of a Fund are advised to consult their own tax advisers in that regard and as to the status of their accounts under state and local tax laws.

Each Fund is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

INVESTMENT MANAGER AND SHAREHOLDER SERVICES


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of each Fund and provides the Funds with continuous professional investment supervision. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-eight years. ZKI and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, Zurich Money Funds, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $79 billion under management including $10 billion in money market fund assets and $5 billion in tax-exempt assets. ZKI acts as investment adviser for 32 open-end and seven closed-end investment companies, with 85 separate investment portfolios, representing more than 2.5 million shareholder accounts. ZKI is an indirect subsidiary of Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management.


Responsibility for overall management of the Trust rests with its Board of Trustees and officers. Professional investment supervision is provided by ZKI. The investment management agreement provides that ZKI shall act as each Fund's investment adviser, manage its investments and provide it with various services and facilities. For the services and facilities furnished, the Funds pays an annual investment management fee, payable monthly, on a graduated basis of .22% of the first $500 million of combined average daily net assets of all Funds,
 .20% of the next $500 million, .175% of the next $1 billion, .16% of the next $1 billion and .15% of combined average daily net assets over $3 billion of all Funds. ZKI has agreed to temporarily waive its management fee and absorb operating expenses to the extent, if any, that such expenses, as defined below, exceed .80% of average daily net assets of the New York Fund and .90% of the average daily net assets of each of the Florida, New

Jersey and Pennsylvania Funds. For this purpose, "operating expenses" of a Fund does not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Upon notice to the Trust, ZKI may at any time terminate any waiver or absorption of operating expenses. In addition, from time to time, ZKI may voluntarily absorb certain additional operating expenses of a Fund. The level of this voluntary expense absorption shall be in ZKI's discretion and is in addition to ZKI's agreement to absorb certain operating expenses of the Funds described above.

DISTRIBUTOR AND ADMINISTRATOR. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), Zurich Kemper Distributors, Inc. ("ZKDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of ZKI, serves as distributor, administrator and principal underwriter of each Fund to provide information and administrative and distribution services for existing and potential shareholders. The distribution agreement provides that ZKDI shall act as agent for each Fund for the sale of Fund shares and shall appoint various financial services firms ("firms"), such as broker-dealers and banks, to provide a cash management service for their customers or clients through a Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and sales literature distribution as is necessary or appropriate for providing information and services to the firms' clients. For its services under the distribution agreement, the Trust pays ZKDI an annual distribution services fee, payable monthly, of .50% of average daily net assets of each Fund. The fee is accrued daily as an expense of each Fund.

ZKDI has related administrative services and selling group agreements with various broker-dealer firms to provide cash management and other services for Fund shareholders. ZKDI also has services agreements with banking firms to provide such services, except for certain underwriting or distribution services which the banks may be prohibited from providing under the Glass-Steagall Act, for their clients who wish to invest in a Fund. If the Glass-Steagall Act should prevent banking firms from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Trust. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. ZKDI normally pays the firms at a maximum annual rate of .50% of average daily net assets of those accounts that they maintain and service. ZKDI may elect to keep a portion of the total distribution services fee to compensate itself for functions performed for a Fund or to pay for sales materials or other promotional activities. Since the distribution agreement provides for fees that are used by ZKDI to pay for distribution and administration services, the agreement along with the related administration services and selling group agreements and the plan contained therein are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.


Since the fee payable to ZKDI under the distribution agreement is based upon a percentage of the average daily net assets of each Fund and not upon the actual expenditures of ZKDI, the expenses of ZKDI (which may include overhead expense) may be more or less than the fees received by it under the distribution agreement. For example, during the fiscal year ended March 31, 1997 for the New York Fund, ZKDI incurred expenses under the distribution agreement of approximately $170,000, while it received an aggregate fee under the distribution agreement of $71,000 after an expense waiver of $111,000. If the distribution agreement is terminated in accordance with its terms, the obligation of the Trust to make payments to ZKDI pursuant to the distribution agreement will cease and the Funds will not be required to make any payments past the termination date. Thus, there is no legal obligation for a Fund to pay any excess expenses incurred by ZKDI over its fees under the distribution agreement if, for any reason, the distribution agreement is terminated in accordance with its terms. Any cumulative expenses incurred by ZKDI in excess of fees received may or may not be recovered through future fees under the distribution agreement.


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company,

225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trust. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trust. IFTC also is the Trust's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105, an affiliate of ZKI, serves as Shareholder Service Agent of the Trust.

PERFORMANCE

From time to time, a Fund may advertise several types of performance information including "yield," "effective yield," and "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Fund. The yield of a Fund refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Fund's yield for an investor in a stated federal and, if applicable, state and local income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of a Fund's yield that is tax-exempt.

The performance of a Fund may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. A Fund's performance and its relative size may be compared to other money market mutual funds as reported by IBC/Financial Data, Inc.'s or Money Market Insight(R), reporting services on money market funds. Investors may want to compare a Fund's performance on an after-tax basis to that of various bank products as reported by BANK RATE MONITOR(TM), a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of a Fund also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare a Fund's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Information may be quoted from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. A Fund may depict the historical performance of the securities in which it may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

A Fund's yield will fluctuate. Shares of a Fund are not insured. Additional information concerning a Fund's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE


The Trust is an open-end, non-diversified management investment company, which was organized under the name "Tax-Exempt New York Money Market Fund" as a business trust under the laws of Massachusetts on March 2, 1990 with a single investment portfolio. On May 21, 1997 the Trust changed its name from "Tax-Exempt New York Money Market Fund" to "Investors Municipal Cash Fund."

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Funds," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. Currently, the Trust has four Funds. None of the Funds' shares are divided into classes. The Board of Trustees may authorize the issuance of additional Funds if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust offers multiple Funds, it is known as a "series company." Shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences, rights or privileges of any classes of shares within the Fund. Generally each class of shares issued by a particular Fund would differ as to the allocation of certain expenses of the Fund such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings, and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when the Board of Trustees determines that voting by class is appropriate.

                                        INVESTORS
                                        MUNICIPAL
                                        CASH FUND
                                        PROSPECTUS
                                        MAY 21, 1997

                                        INVESTORS FLORIDA
                                        MUNICIPAL CASH FUND

                                        INVESTORS NEW JERSEY
                                        MUNICIPAL CASH FUND

                                        INVESTORS PENNSYLVANIA
                                        MUNICIPAL CASH FUND

                                        TAX-EXEMPT NEW YORK
                                        MONEY MARKET FUND

IMCF-1 5/97   (LOGO) printed on recycled paper

                     TAX-EXEMPT NEW YORK MONEY MARKET FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                    ITEM NUMBER                                 LOCATION IN STATEMENT OF
                   OF FORM N-1A                                  ADDITIONAL INFORMATION
                   ------------                                 ------------------------
10.  Cover Page...............................    Cover Page
11.  Table of Contents........................    Table of Contents
12.  General Information and History..........    Inapplicable
13.  Investment Objectives and Policies.......    Municipal Securities; Investment Restrictions;
                                                  Appendix--Ratings of Investments
14.  Management of the Fund...................    Investment Manager and Shareholder Services;
                                                  Officers and Trustees
15.  Control Persons and Principal Holders of
     Securities...............................    Officers and Trustees
16.  Investment Advisory and Other Services...    Investment Manager and Shareholder Services; Officers
                                                  and Trustees
17.  Brokerage Allocation and Other
     Practices................................    Portfolio Transactions
18.  Capital Stock and Other Securities.......    Dividends, Net Asset Value and Taxes;
                                                  Shareholder Rights
19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................    Purchase and Redemption of Shares
20.  Tax Status...............................    Dividends, Net Asset Value and Taxes
21.  Underwriters.............................    Investment Manager and Shareholder Services
22.  Calculations of Performance Data.........    Performance
23.  Financial Statements.....................    Financial Statements

                         INVESTORS MUNICIPAL CASH FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 21, 1997


             INVESTORS FLORIDA MUNICIPAL CASH FUND ("FLORIDA FUND")
          INVESTORS NEW JERSEY MUNICIPAL CASH FUND ("NEW JERSEY FUND")
        INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND ("PENNSYLVANIA FUND")
            TAX-EXEMPT NEW YORK MONEY MARKET FUND ("NEW YORK FUND")
               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606
                                 1-800-231-8568


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Investors Municipal Cash Fund (the "Trust") dated May 21, 1997. The prospectus may be obtained without charge from the Trust.


                               ------------------

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
Municipal Securities........................................  B-1

Investment Restrictions.....................................  B-6

Investment Manager and Shareholder Services.................  B-8

Portfolio Transactions......................................  B-11

Purchase and Redemption of Shares...........................  B-12

Dividends, Net Asset Value and Taxes........................  B-12

Performance.................................................  B-13

Officers and Trustees.......................................  B-18

Special Features............................................  B-19

Shareholder Rights..........................................  B-21

Report of Independent Auditors (May 8, 1997)................  B-23

Statement of Net Assets (May 8, 1997).......................  B-24

Appendix--Ratings of Investments............................  B-25


The financial statements appearing in the New York Fund's 1997 Annual Report to Shareholders are incorporated herein by reference. The New York Fund's Annual Report accompanies this Statement of Additional Information.


IMCF-13 5/97                                    (LOGO) printed on recycled paper

MUNICIPAL SECURITIES

Municipal Securities that a Fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income taxes. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

Examples of Municipal Securities which are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. Each Fund may purchase other Municipal Securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law which litigation ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

The following information as to certain risk factors is given to investors because each Fund concentrates its investments in either Florida, New Jersey, New York or Pennsylvania Municipal Securities (as defined in the prospectus). Such information constitutes only a summary, does not purport to be a complete description and is based upon information from official statements relating to securities offerings of Florida, New Jersey, New York and Pennsylvania issuers.

FLORIDA FUND. In 1992, Florida voters approved a constitutional amendment referred to as "Save Our Homes." This amendment limits ad valorem taxes on homestead properties and restricts the ability of taxing entities to increase real property taxes. While property taxes levied for payment of debt service are not restricted by the limitation, the overall creditworthiness of the governmental entity may be adversely affected. Taxing entities consisting primarily of residential areas, particularly school districts, and those entities close to their tax rate limitations are most likely to be adversely affected.

Under current law, the State of Florida is required to maintain a balanced budget such that current expenses are met from current revenues. Although Florida does not currently impose an individual income tax, it does impose a corporate income tax that is allocable to the State, in addition to an ad valorem tax on intangible personal property and sales and use taxes. These taxes are a major source of funds to meet Florida expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the State, without recourse to any specific project.


Florida has experienced substantial population increases as a result of migration to Florida from other areas of the United States and from foreign countries which is expected to continue. Florida's growth was close to three times the national average during the 1980's. This pace fueled concerns about the need for resource management and conservation. Although growth has slowed recently to about twice the national 1% annual rate, it is expected to remain above average for the indefinite future. According to the 1990 census report, Florida's population of 12.7 million was the fourth highest in the nation and 31% above 1980's 9.7 million, and it is expected to approach 15 million by 2000. It is anticipated that corresponding increases in State revenues will be necessary during this decade to meet increased burdens on the various public and social services provided by Florida.



Florida's ability to meet the needs of its population will depend in part upon its ability to foster business and economic growth. Florida's economy began picking up in 1993 following a slow period in the early 1990's partly due to the rebuilding following Hurricane Andrew (discussed below) and to some resurgence in the nationwide economy. Employment numbers reflect the improved economic picture in the State. The unemployment rate for 1996 was 5.2%, after peaking at 8.2% in 1992. Commercial construction remained weak while residential construction improved. Construction has shifted to lower-valued multi-family units rather than the higher priced single-family homes. International trade continues to grow in southern Florida. Almost 10% of the state's workforce are directly or indirectly involved in foreign trade. Florida also continues to experience employment gains in the technology-based industry, the light manufacturing industry and the service sector. Service industry payrolls grew by 74,700, or 3.6% during 1996. This growth rate is expected to stabilize over the next several years. Healthcare jobs are forecasted to be a large contributor to the increase in service industry jobs. The largest contributor is business services. This growth continues to diversify and better position Florida's overall economy, which was previously dominated by agriculture and tourism. Tourism remains a major industry in the state and accounts for 11% of Florida's economy. The number of visitors to the state had steadily grown; however, in 1991 the number had dropped for the first time. Visitors have steadily increased since then and the state is expecting an increase of 4% for 1997. The number of visitors to the state in 1996 was approximately 41 million, a slight increase from 1995. Latin Americans have become an increasingly larger portion of the number of visitors to the state. The tourism industry directly employs about 900,000 people and generates $33 billion in taxable spending. Florida's future economic and business growth could be restricted by the natural limitations of available environmental resources and the ability to finance adequate public facilities such as roads and schools.

Despite Florida's rapid growth and recent acceleration in debt financing, the State's debt burden remains lower than that of other large population states. Net debt payable from state revenues is $613 per capita.



Fiscal year 1995 ended with a General Fund balance of $340.5 million including $219.9 million in the working capital fund and $120 million in the budget stabilization fund. Fiscal year 1996 preliminary numbers show the state ended as targeted. Sales tax collection are basically on target with estimates while corporate income tax collections are well above. Fiscal year 1996 was the first year the State operated under the revenue growth cap established in 1994. Revenue growth is limited to a five year average growth in personal income. For fiscal year 1996 this totaled 5.87% or $20.7 billion. The State's continued population growth, reliance on sales tax receipts for its major revenue source, growing capital needs and the limitation placed on revenue growth will continue to challenge the State's ability to maintain a strong financial position.


The State's economy should continue to benefit from good population growth, economic diversification and an increase in foreign trade. These positive economic factors combined with the State's moderate debt burden suggest a certain level of stability in the State's credit outlook.


As of May 14, 1997, the State's general obligation debt was rated Aa by Moody's Investors Service, Inc. ("Moody's") and AA+ by Standard & Poor's Corporation ("S&P").


NEW JERSEY FUND. New Jersey is the ninth most populous state in the nation. Per capita income in 1993 was the second highest of the states and 129% of the national average. The distribution of employment in New Jersey mirrors that of the nation. After an extraordinary boom in the mid-1980's, New Jersey and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New Jersey climbed out of the recession more slowly than the rest of the nation. Since 1992, the unemployment rate in New Jersey has exceeded the national average; the unemployment rates for New Jersey and the nation during the first quarter of 1995 were 6.9% and 5.9%, respectively.

New Jersey has a complicated debt structure. The State has $3.6 billion in G.O. debt outstanding, nearly $2.0 billion in appropriation backed debt, and another $1.2 billion in other tax-supported debt. Net tax-supported debt per capita is $864, or twice the median and eleventh in the nation. Net tax-supported debt represents 3.2% of personal income, 50% above the median and fifteenth in the nation.

On a GAAP ("Generally Accepted Accounting Principles") basis, New Jersey has achieved a surplus in each of the last three fiscal years, increasing its fund balance to a large 12% of expenditures. On a budgetary basis, the State has purposely drawn down the undesignated General Fund fund balance in recent years. Even so, at the end of fiscal year 1994, the undesignated fund balance was 6% of expenditures on a GAAP basis. Preliminary numbers for fiscal year 1995 indicate a modest budgetary deficit, smaller than planned; the GAAP results cannot be predicted yet. The fiscal year 1996 budget substantially reduces the reliance on one-shots, and assumes a slower economy than in 1995. The budget has been well received by the rating agencies.

The New Jersey Constitution provides, in part, that no money shall be drawn from the State treasury except for appropriations made by law and that no law appropriating money for any State purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.

The Local Government Cap Law (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either five percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds five percent, the Cap Law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than five percent, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to five percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to this limitation are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections.

State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. With certain exceptions, no local unit is permitted to issue bonds for the payment of current expenses. Local units may not issue bonds to pay outstanding bonds, except for refunding purposes and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years.

As of October, 1996, the State's general obligation ratings were Aa1 by Moody's, AA+ by S&P and AA+ by Fitch Investors Services, Inc.

NEW YORK FUND. With a population of 18 million, New York ranks third in population among the fifty states. According to the census, New York gained 2.5% in population between 1980 and 1990 after a loss of 3.7% in the prior decade. New York City accounts for about 40% of the State's population. New York ranks fourth in the nation in personal income; in 1995, per capita personal income was 119% of the national average. Employment peaked in 1989 at 8.2 million, and declined 425,000 between 1989 and 1992. This was the most severe job loss since recordkeeping began in 1939. Since then, the State has gained back about 200,000 private sector jobs, while government employment declined by 53,000. Employment distribution is similar to that of the nation as a whole, except for a higher concentration in Finance, Insurance and Real Estate (9.0% versus 5.8% nationally), and a lower concentration in manufacturing (11.8% versus 15.3% nationally). Unemployment is historically more cyclical than for the United States as a whole, with lower unemployment in good times and higher unemployment in bad. Since 1991, New York unemployment has exceeded the U.S. average.

The State's financial performance in fiscal year 1995 was relatively good due to higher than budgeted growth in personal income taxes. The State still has an accumulated deficit in its General Fund equal to 5% of expenditures.

Numerous bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, other contractual obligations or moral obligation provisions. As of December 31, 1995, the principal amount of New York State general obligation bonds outstanding was $5.2 billion and the principal amount of state-guaranteed and lease-purchase debt outstanding was $23 billion. In addition, the State has committed itself on other debt, the outstanding amount of which is $358 million; much of this debt is self-supporting from outside revenue sources. The State has had to make large appropriations in recent years to enable State agencies to meet their financial obligations and, in some cases, prevent default. Additional assistance will probably be required in this and later years since certain localities and authorities, particularly the Metropolitan Transit Authority, continue to experience financial difficulties.

Between fiscal year 1992 and fiscal year 1994, New York materially improved its finances. At the end of fiscal year 1991, the accumulated General Fund deficit exceeded $6 billion on a GAAP basis. By the close of fiscal year 1996 the deficit had been reduced to less than $3 billion. The State's fiscal year 1997 budget projects an ending cash surplus of $1.3 billion, the result of higher tax revenues and greater than expected cost containment.

Certain other State agencies, such as the New York State Urban Development Corporation ("UDC"), the Battery Park City Authority and the Housing Finance Agency ("HFA") are also dependent upon State legislative appropriations in order to meet their bond obligations. In February, 1975, UDC defaulted on $1 billion of its short-term notes and the State appropriated amounts to cure the default. HFA has a $390 million mortgage on the Co-op City Project located in New York City. Co-op City has had difficulties in meeting its mortgage payments to HFA owing to rent strikes by tenants, disputes with the City of New York and other factors. Yonkers and Buffalo have also experienced financial difficulties, which have required State appropriations to meet the financial obligations of both cities. In the case of Yonkers, a State agency that has been monitoring finances since 1984 took control of all City spending in view of court fines and financial problems resulting from Yonkers' refusal and delay in implementing a Court ordered desegregation plan. In addition, counties and other localities on Long Island have financial problems, including those relating to the Long Island Lighting Company's construction of its Shoreham nuclear power facility, which could lead to requests for additional State assistance.

In 1975, New York City (the "City") suffered several financial crises. To help New York City out of its financial difficulties, the State legislature created the Municipal Assistance Corporation ("MAC") in 1975. MAC has the authority to issue bonds and notes and pay or lend the proceeds to the City. MAC also has the authority to exchange its obligations for City obligations. MAC bonds are payable out of certain State sales and use taxes imposed within the City, State stock transfer taxes and per capita State aid to the City. The State is not, however, obligated to continue these taxes, nor to continue appropriating revenues from these taxes, nor to continue the appropriation of per capita State aid to pay MAC obligations. MAC does not have taxing powers, and its bonds are not obligations enforceable against either the City or the State.

Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 its financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City was required to submit annually to the Control Board a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with generally accepted accounting principles. Although the Control Board's powers of prior approval were suspended effective June 30, 1986 because the City had satisfied certain statutory conditions, the City continues to submit four year plans to the Control Board for its review. The City completed fiscal year 1996 with a balanced budget.

In March 1990, "S&P" lowered its rating of New York State's general obligation debt from AA- to A. In addition, S&P and Moody's lowered their ratings of New York State's short-term notes from SP-1+ to SP-1 and from MIG-1 to MIG-2, respectively. In February 1991, Moody's lowered its rating of New York City's general obligation debt from A to BAA1. In January 1992, Moody's lowered its rating of New York State legislative appropriations bonds from A to Baa1 and S&P lowered its rating of New York State legislative appropriations bonds from BBB+ to BBB and of New York State general obligation bonds from A to A-. As of December, 1996 New York City's general obligation debt are rated Baa1 by Moody's and BBB+ by S&P. As of December, 1996, general obligation bonds of the State of New York are rated A and A- by Moody's and S&P, respectively.

PENNSYLVANIA FUND. Pennsylvania is the fifth largest state in terms of population. Pennsylvania's resource base has remained stable during the past two decades. The Census Bureau estimates that the Commonwealth's population increased 1.6% between 1990 and 1995 to 12.1 million people. This is positive news after the Commonwealth's population increased a slight .1% during the 1980's to 11,882,000 in 1990 from 11,864,000 in 1980. Pennsylvania is a highly urbanized state with approximately 85% of its population residing in metropolitan areas. Similar to national trends, the Commonwealth's central cities have lost population to the outlying areas. Pittsburgh and Philadelphia contain approximately 50% of the Commonwealth's population. Pittsburgh and Philadelphia lost population while their metropolitan areas experienced a total gain. Philadelphia's population decreased 6% during the 1980's while Pittsburgh's declined 12.8%.

Pennsylvania's large population base provides the sixth largest workforce in the U.S. The economic activity in the Commonwealth has traditionally centered around manufacturing and mining, particularly steel and coal. The 1980's saw Pennsylvania diversify the economic base away from the traditional manufacturing and mining industries into the service industry. Manufacturing employment as a percent of total employment declined from 22% in 1986 to 19% in 1991 and has fallen slightly further to 17.9% in 1995. Employment in the service industries continues to offset any decline in manufacturing. Service employment increased to 30.4% of total employment in 1995 compared to 25% in 1986.



The Commonwealth has been able to favorably improve its financial position since a financial crisis in 1991. The Commonwealth faced a $1.1 billion deficit in 1991 following a severe recession and a corresponding decline in revenues. Following a major budgetary revision package in 1992 and improved economic activity the Commonwealth has turned its financial position around and ended fiscal year 1994 with a General Fund unreserved balance of $329 million. The Commonwealth continues to experience good financial performance. Expenditure growth continues to be minimized while revenue growth has benefited from stable economic growth. Revenues continue to experience some growth despite the reduction in the corporate income tax rate over the past three years.



The General Fund ended with a designated balance of $381 million of which $181 million was for the Rainy Day Fund. The state is expecting fiscal year 1997 to end a little better due to better than expected revenue growth and state-enacted welfare reforms. Preliminary revenue estimates indicate that General Fund receipts are 7.8% over estimate for the month and 2.8% over estimate for year-to-date. The proposed 1998 budget totals $16.9 billion, a 2.7% increase over estimated fiscal 1997. This budget assumes no appropriation lapses and a reduction of $67 million in taxes.



As of May 14, 1997, all outstanding general obligation bonds of the Commonwealth of Pennsylvania were rated AA- by S&P and A1 by Moody's. Local municipalities issuing Pennsylvania municipal securities, although impacted in general by the economic condition of the Commonwealth, have credit ratings that are determined with reference to the economic condition of such local municipalities. For example, as of May 14, 1997, the ratings on the long-term obligations of the City of Philadelphia (the "City") supported by payments from the City's General Fund were rated Baa by Moody's and BBB by S&P.


INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 ("1940 Act"), this means the lesser of the vote of (a) 67% of a Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of a Fund's shares.

The New York Fund may not, as a fundamental policy:

(1) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities or of a state or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer; except that, as to 50% of the value of the Fund's total assets, the Fund may invest up to 25% of its total assets in the securities of any one issuer. For purposes of this limitation, the Fund will regard as the issuer the entity that has the primary responsibility for the payment of interest and principal.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immedi-ately selling any money market instruments. (Any such borrowings under this section will not be collateralized.) If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Fund may invest in Municipal Securities secured by real estate or interests therein and securities of issuers that invest or deal in real estate.

(10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers that invest in or sponsor such programs or leases.

(11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12) Issue senior securities as defined in the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The New York Fund may invest more than 25% of its total assets in industrial development bonds. The New York Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal period, and it has no present intention of borrowing during the coming year. In addition, the New York Fund has agreed with certain state regulators that, so long as required by any state where the New York Fund's shares are offered for sale, the New York Fund, as a non-fundamental policy that may be changed without shareholder vote, may not:

(i) Invest more than 5% of its total assets in industrial development bonds sponsored by companies that with their predecessors have less than three years' continuous operation.

(ii) Invest more than 5% of its total assets in securities restricted as to disposition under the Federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

The Florida, New Jersey and Pennsylvania Funds each may not, as a fundamental policy:

(1) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities or of a state or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer; except that, as to 50% of the value of the Fund's total assets, the Fund may invest up to 25% of its total assets in the securities of any one issuer. For purposes of this limitation, the Fund will regard as the issuer the entity that has the primary responsibility for the payment of interest and principal.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments. (Any such borrowings under this section will not be collateralized.) If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Fund may invest in Municipal Securities secured by real estate or interests therein and securities of issuers that invest or deal in real estate.

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(8) Issue senior securities as defined in the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. A Fund may invest more than 25% of its total assets in industrial development bonds. The Florida, New Jersey and Pennsylvania Funds each have adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval.

The Florida, New Jersey and Pennsylvania Funds each may not:

(i) Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers that invest in or sponsor such programs or leases.

Although the Trust has registered as a "non-diversified" investment company, each Fund must meet the diversification requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 provides that a single state money fund shall not, as to 75% of its assets, invest more than 5% of its assets in the securities of an individual issuer, provided that the fund may not invest more than 5% of its assets in the securities of an individual issuer unless the securities are First Tier Securities (as defined in Rule 2a-7).

INVESTMENT MANAGER AND SHAREHOLDER SERVICES


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI") is the investment manager for each Fund. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. Pursuant to an investment management agreement, ZKI acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

The agreement provides that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust, cast in person at a meeting called for such purpose, and (b) by the shareholders of the Fund subject thereto or the Board of Trustees. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund subject thereto, and will terminate automatically upon assignment. If additional Funds become subject to the investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis and the management fee and the expense limitation shall be computed based upon the average daily net assets of all Funds subject to the agreement and shall be allocated among such Funds based upon the relative net assets of such Funds. Additional Funds may be subject to a different agreement.


For the services and facilities furnished, the Funds pays an annual investment management fee, payable monthly, on a graduated basis of .22% of the first $500 million of combined average daily net assets of all Funds, .20% of the next $500 million, .175% of the next $1 billion, .16% of the next $1 billion and .15% of combined average daily net assets over $3 billion of all Funds. ZKI has agreed to reimburse the Funds to the extent required by any applicable state expense limitations should all operating expenses of a Fund, including the investment management fee of ZKI but excluding taxes, interest, the distribution services fees of ZKDI (described below), extraordinary expenses and brokerage commissions or transaction costs, exceed the applicable state expense limitations. Currently, there are no state expense limitations in effect. For the services and facilities furnished to the Funds pursuant to the investment management agreement, ZKI received fees for the last three fiscal years as shown in the table below after the fee waivers noted below.



                     FUND                              1997        1996        1995
                     ----                              ----        ----        ----
Florida*.......................................       $ N.A.       N.A.        N.A.
New Jersey*....................................       $ N.A.       N.A.        N.A.
New York.......................................       $    0        0         21,000
Pennsylvania*..................................       $ N.A.       N.A.        N.A.


---------------

* Will commence operations on or about May 21, 1997.



ZKI has agreed to temporarily waive its management fee and absorb certain operating expenses of the Funds to the extent described in the prospectus. See "Investment Manager and Shareholder Services" in the prospectus. During the fiscal years ended March 31, 1997, 1996 and 1995, ZKI waived or absorbed $191,000, $57,000 and $41,000, respectively, of the New York Fund's operating expenses.


Certain trustees or officers of the Trust are also directors or officers of ZKI and ZKDI as indicated under "Officers and Trustees."

DISTRIBUTOR AND ADMINISTRATOR. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), Zurich Kemper Distributors, Inc. ("ZKDI") serves as distributor, administrator and principal underwriter to the Funds to provide information and services for existing and potential shareholders. The distribution agreement provides that ZKDI shall act as agent for each Fund in the sale of Fund shares and shall appoint various firms to provide a cash management service for their customers or clients through a Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and sales literature distribution as is necessary or appropriate for providing information and services to the firms' clients and prospective clients. The Trust pays for the prospectus and shareholder reports to be set in type and printed for existing shareholders and ZKDI pays for the printing and distribution of copies thereof used in connection with the continuous offering of shares to prospective investors. ZKDI pays for supplementary sales literature and advertising. For its services as distributor, the Trust pays ZKDI an annual distribution services fee, payable monthly, of
 .50% of average daily net assets of each Fund. The distribution agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of the Trust and who have no direct or indirect financial interest in the agreement or in any agreement related thereto. The agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by ZKDI upon six months notice. Termination by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a majority vote of the outstanding shares of the Fund subject thereto. The fee payable pursuant to the distribution agreement for a Fund may not be increased without approval of the shareholders of that Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution services agreement are on a Fund by Fund basis. The distribution services fee is charged to the Funds based upon their relative net assets, but the expenditures by ZKDI under the agreement need not be made on that same basis.

ZKDI has related administration services and selling group agreements with various broker-dealer firms to provide cash management and other services for Fund shareholders. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Fund shares of client account balances, answering routine inquiries regarding a Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. ZKDI also has services agreements with banking firms to provide the above listed services, except for certain distribution services that the banks may be prohibited from providing, for their clients who wish to invest in a Fund. ZKDI also may provide some of the above services for a Fund. ZKDI normally pays the firms at a maximum annual rate of .50% of average net assets of those accounts that they maintain and service. ZKDI may elect to keep a portion of the total administration fee to compensate itself for functions performed for a Fund or to pay for sales materials or other promotional activities.

Since the distribution agreement provides for fees which are used by ZKDI to pay for distribution and administration services, the agreement along with the related administrative services and selling group agreements are approved and renewed in accordance with Rule 12b-1 under the 1940 Act which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares.


During the fiscal year ended March 31, 1997, the New York Fund incurred a distribution services fee of $182,000 before an expense waiver of $111,000. Pursuant to the related services agreements, ZKDI remitted distribution services fees of $142,000 to various firms. During the fiscal year ended March 31, 1997, ZKDI incurred underwriting, distribution and administrative expenses in the approximate amounts noted: service fees to firms $142,000 and marketing and sales expenses $28,000, for a total of $170,000. A portion of the aforesaid marketing and sales expenses could be considered overhead expense.

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trust. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trust. IFTC is also the transfer agent of the Trust (see "Purchase of Shares" in the prospectus). Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSvC"), an affiliate of ZKI, serves as "Shareholder Service Agent" of the Trust and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives, as transfer agent, and pays to ZKSvC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement. During the fiscal year ended March 31, 1997, IFTC remitted shareholder service fees in the amount of $33,000 to ZKSvC as Shareholder Service Agent.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue each Fund's investment objective in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. These transactions may increase or decrease the yield of a Fund depending upon management's ability to correctly time and execute such transactions. Since a Fund's assets will be invested in short-term Municipal Securities, its portfolio will turn over several times a year. However, since securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, a Fund's turnover rate for reporting purposes will be zero.

ZKI and its affiliates furnish investment management services for the Kemper Funds, Zurich Money Funds and other clients including affiliated insurance companies. These entities may share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment security for a Fund and for one or more of the other clients of ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.

ZKI, in effecting purchases and sales of portfolio securities for the account of the Trust, will implement the Trust's policy of seeking the best execution of orders. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Trust and ZKI and its affiliates. Subject to seeking best execution of an order, brokerage is allocated on the basis of all service provided. Any research benefits derived are available for all clients including clients of ZKI and its affiliates. The Trust expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid by the Trust for such purchases. During the last three fiscal years the Trust paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of a Fund or ZKI and its affiliates. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Trust determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

The Trust may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of each Fund's shareholders.

Although it is the Trust's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Trust will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of a Fund during any 90-day period for any one shareholder of record.

DIVIDENDS, NET ASSET VALUE AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in additional shares of a Fund normally on the next to last business day of the month. The Trust will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of another Kemper Fund offering this privilege at the net asset value of such other fund on the reinvestment date. See "Special Features--Exchange Privilege" for a list of such other Kemper Funds. To use this privilege of investing Fund dividends in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in this Fund.

Each Fund calculates its dividends based on its daily net investment income. For this purpose, net investment income consists of (a) accrued interest income plus or minus amortized original issue discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses. Expenses of a Fund are accrued each day. Since a Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value so computed deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Dividends are reinvested monthly and shareholders will receive monthly confirmation of dividends and of purchase and redemption transactions.

NET ASSET VALUE. As described in the prospectus, each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

TAXES. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, a Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by a Fund or are "related persons" to such users; such persons should consult their tax advisers before investing in a Fund.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from a Fund, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE

As reflected in the prospectus, historical performance calculations for the Funds may be shown in the form of "yield," "effective yield," and "tax equivalent yield." These various measures of performance are described below. ZKI has agreed to absorb certain operating expenses of each Fund to the extent described in the prospectus. Without this expense absorption, the performance results noted herein would have been lower.

Each Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized original issue discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven day period ended March 31, 1997, the New York Fund's yield was 2.72%.



Each Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)365/7- 1. For the seven day period ended March 31, 1997, the New York Fund's effective yield was 2.75%.



The tax equivalent yield of a Fund is computed by dividing that portion of a Fund's yield (computed as described above) which is tax-exempt by (one minus the stated federal and, if applicable, state and local income tax rate) and adding the result to that portion, if any, of the yield of a Fund that is not tax-exempt. Based upon a marginal federal income tax rate of 37.1% and a combined Federal, New York State and New York City income tax rate of 43.5% and the Fund's yield computed as described above for the seven day period ended March 31, 1997, the New York Fund's tax equivalent yield for that period was 4.81%. Based upon a marginal federal income tax rate of 37.1%, the New York Fund's tax equivalent yield for the seven day period ended March 31, 1997 was 4.32%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.


Each Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Fund is held, but also on such matters as Fund expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Fund with that of its competitors. Past performance cannot be a guarantee of future results.

As indicated in the prospectus (see "Performance"), a Fund's performance may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Fund's performance also may be compared to other money market funds as reported by IBC/Financial Data, Inc.'s ("IBC") or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one-year investment results would be effective annual yields assuming reinvestment of dividends.

The following investment comparisons are based upon information reported by Lipper and IBC. In the comparison of performance to IBC Money Fund Averages(TM) All Taxable and to Lipper Money Market Instrument Funds Average, the performance of the New York Fund has been adjusted on a taxable equivalent basis assuming a marginal federal income tax rate of 37.1% and a combined Federal, New York State and New York City income tax rate of 43.5% (see "Tax-Exempt versus Taxable Yield" below for more information concerning taxable equivalent performance).

IBC FINANCIAL DATA, INC.                   LIPPER ANALYTICAL SERVICES, INC.
                                           THESE RESULTS ARE NOT ANNUALIZED.


                                          IBC FINANCIAL
                                            DATA, INC.                                                          LIPPER
                            TAX-EXEMPT      MONEY FUND                                         TAX-EXEMPT      NEW YORK
                             NEW YORK     AVERAGESTM ALL                                        NEW YORK      TAX-EXEMPT
                               MONEY      TAX-FREE MONEY                                          MONEY      MONEY MARKET
         PERIOD             MARKET FUND    MARKET FUNDS                     PERIOD             MARKET FUND   FUNDS AVERAGE
--------------------------------------------------------           -------------------------------------------------------
7 Days Ended 3/24/97.....      2.46%           2.67%                1 Month Ended 3/31/97....       .20%            .23%
1 Month Ended 3/31/97....      2.35            2.63                 3 Months Ended 3/31/97...       .65             .68



                            TAX-EXEMPT                                                         TAX-EXEMPT
                             NEW YORK                                                           NEW YORK        LIPPER
                               MONEY      IBC FINANCIAL                                           MONEY         MONEY
                            MARKET FUND     DATA, INC.                                         MARKET FUND      MARKET
                              TAXABLE       MONEY FUND                                           TAXABLE      INSTRUMENT
                            EQUIVALENT    AVERAGESTM ALL                                       EQUIVALENT       FUNDS
         PERIOD               BASIS*         TAXABLE                        PERIOD               BASIS*        AVERAGE
--------------------------------------------------------           ------------------------------------------------------
7 Days Ended 3/24/97.....      4.35%           4.83%                1 Month Ended 3/31/97....       .35%            .39%
1 Month Ended 3/31/97....      4.16            4.84                 3 Months Ended 3/31/97...      1.15            1.15


--------------------------------------------------------------------------------
 * Source: ZKI (not reported in IBC or Lipper).

A Fund's performance also may be compared on an after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts or interest bearing checking accounts as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Standard Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in a Fund are not insured. Bank passbook savings accounts share some liquidity features with money market mutual fund accounts but they may not offer all the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of a Fund fluctuates. Bank checking accounts normally do not pay interest but share some liquidity features with money market mutual fund accounts (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity normally will be subject to a penalty. In contrast, shares of a Fund are redeemable at the net asset value (normally $1.00 per share) next determined after a request is received, without charge.

Investors also may want to compare a Fund's performance on an after-tax basis to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the value of obligations with shorter maturities will fluctuate less than those with longer maturities. A Fund's yield will fluctuate. Also, while each Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

A Fund's performance also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.

TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment--tax-exempt or taxable--will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that a Fund may generate. Both tables are based upon current law as to the 1997 federal, New York State and City, and 1996 Pennsylvania and New Jersey tax rate schedules.

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER
                                    $121,200
--------------------------------------------------------------------------------

     SINGLE
                         JOINT                    YOUR
                                                MARGINAL                              A TAX-EXEMPT YIELD OF:
                                               FEDERAL TAX
 TAXABLE INCOME                                   RATE               2%         3%         4%         5%         6%         7%
                                                                               IS EQUIVALENT TO A TAXABLE YIELD OF:
---------------------------------------------------------------------------------------------------------------------------------
$24,650 - $59,750  $41,200 - $99,600                28.0%          2.78       4.17       5.56       6.94        8.33       9.72
---------------------------------------------------------------------------------------------------------------------------------
Over $59,750       Over $99,600                     31.0           2.90       4.35       5.80       7.25        8.70      10.14
=================================================================================================================================

--------------------------------------------------------------------------------

     SINGLE
                         JOINT                  COMBINED
                                               NEW JERSEY                             A TAX-EXEMPT YIELD OF:
                                               AND FEDERAL
 TAXABLE INCOME                                 TAX RATE             2%         3%         4%         5%         6%         7%
                                                                               IS EQUIVALENT TO A TAXABLE YIELD OF:
---------------------------------------------------------------------------------------------------------------------------------
$24,650 - $35,000  $41,200 - $50,000                29.3%          2.83       4.24       5.66       7.07        8.49       9.90
---------------------------------------------------------------------------------------------------------------------------------
                   $50,000 - $70,000                29.8           2.85       4.27       5.70       7.12        8.55       9.97
---------------------------------------------------------------------------------------------------------------------------------
$35,000 - $40,000  $70,000 - $80,000                30.5           2.88       4.32       5.76       7.19        8.63      10.07
---------------------------------------------------------------------------------------------------------------------------------
$40,000 - $59,750  $80,000 - $99,600                32.0           2.94       4.41       5.88       7.35        8.82      10.29
---------------------------------------------------------------------------------------------------------------------------------
$59,750 - $75,000  $99,600 - $150,000               34.8           3.07       4.60       6.13       7.67        9.20      10.74
---------------------------------------------------------------------------------------------------------------------------------
Over $75,000       Over $150,000                    35.4           3.10       4.64       6.19       7.74        9.29      10.84
=================================================================================================================================

--------------------------------------------------------------------------------

     SINGLE
                         JOINT                  COMBINED
                                               N.Y. CITY,
                                               N.Y. STATE                             A TAX-EXEMPT YIELD OF:
                                               AND FEDERAL
 TAXABLE INCOME                                TAX RATE**            2%         3%         4%         5%         6%         7%
                                                                               IS EQUIVALENT TO A TAXABLE YIELD OF:
---------------------------------------------------------------------------------------------------------------------------------
$24,650 - $59,750  $41,200 - $99,600                35.4%          3.10       4.64       6.19       7.74        9.29      10.84
---------------------------------------------------------------------------------------------------------------------------------
Over $59,750       Over $99,600                     38.1           3.23       4.85       6.46       8.08        9.69      11.31
=================================================================================================================================

--------------------------------------------------------------------------------

     SINGLE
                         JOINT                   COMBINED
                                               PENNSYLVANIA                            A TAX-EXEMPT YIELD OF:
                                               AND FEDERAL
 TAXABLE INCOME                                  TAX RATE             2%         3%         4%         5%         6%         7%
                                                                                IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------------------
$24,650 - $59,750  $41,200 - $99,600                 30.0%          2.86       4.29       5.71       7.14        8.57      10.00
----------------------------------------------------------------------------------------------------------------------------------
Over $59,750       Over $99,600                      32.9           2.98       4.47       5.96       7.45        8.94      10.43
==================================================================================================================================

 TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER
                                    $121,200
--------------------------------------------------------------------------------

      SINGLE
                            JOINT                    YOUR
                                                   MARGINAL              A TAX-EXEMPT YIELD OF:
                                                  FEDERAL TAX
  TAXABLE INCOME                                     RATE               2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$59,750 - $124,650   $99,600 - $151,750                31.9%          2.94       4.41       5.87
---------------------------------------------------------------------------------------------------
$124,650 - $271,050  $151,750 - $271,050               37.1           3.18       4.77       6.36
---------------------------------------------------------------------------------------------------
Over $271,050        Over $271,050                     40.8           3.38       5.07       6.76
===================================================================================================

      SINGLE

                       A TAX-EXEMPT YIELD OF:

TAXABLE INCOME        5%         6%         7%
---------------------------------------------------
$59,750 - $124,650    7.34        8.81      10.28
---------------------------------------------------
$124,650 - $271,050   7.95        9.54      11.13
---------------------------------------------------
Over $271,050         8.45       10.14      11.82
===================================================

--------------------------------------------------------------------------------

      SINGLE                JOINT                  COMBINED
                                                  NEW JERSEY             A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                   TAX RATE             2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$59,750 - $75,000    $99,600 - $150,000                35.7%          3.11       4.67       6.22
---------------------------------------------------------------------------------------------------
$75,000 - $124,650   $150,000 - $151,750               36.2           3.13       4.70       6.27
---------------------------------------------------------------------------------------------------
$124,650 - $271,050  $151,750 - $271,050               41.1           3.40       5.09       6.79
---------------------------------------------------------------------------------------------------
Over $271,050        Over $271,050                     44.6           3.61       5.42       7.22
===================================================================================================

      SINGLE
                       A TAX-EXEMPT YIELD OF:

TAXABLE INCOME        5%         6%         7%
-------------------------------------------------
$59,750 - $75,000     7.78        9.33      10.89
-------------------------------------------------
$75,000 - $124,650    7.84        9.40      10.97
-------------------------------------------------
$124,650 - $271,050   8.49       10.19      11.88
-------------------------------------------------
Over $271,050         9.03       10.83      12.64
=================================================

--------------------------------------------------------------------------------

      SINGLE                JOINT                  COMBINED
                                                  N.Y. CITY,
                                                  N.Y. STATE             A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                  TAX RATE**            2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$59,750 - $124,650   $99,600 - $151,750                38.9%          3.27       4.91       6.55
---------------------------------------------------------------------------------------------------
$124,650 - $271,050  $151,750 - $271,050               43.5%          3.54       5.31       7.08
---------------------------------------------------------------------------------------------------
Over $271,050        Over $271,050                     46.9           3.77       5.65       7.53
===================================================================================================

      SINGLE

                       A TAX-EXEMPT YIELD OF:

TAXABLE INCOME        5%         6%         7%
-------------------------------------------------
$59,750 - $124,650    8.18        9.82      11.46
-------------------------------------------------
$124,650 - $271,050   8.85       10.62      12.39
-------------------------------------------------
Over $271,050         9.42       11.30      13.18
=================================================


      SINGLE                JOINT                   COMBINED
                                                  PENNSYLVANIA            A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                    TAX RATE             2%         3%         4%
                                                                        IS EQUIVALENT TO A TAXABLE
                                                                                YIELD OF:
----------------------------------------------------------------------------------------------------
$59,750 - 124,650    $99,600 - $151,750                 33.8%          3.02       4.53       6.04
----------------------------------------------------------------------------------------------------
$124,650 - $271,050  $151,750 - $271,050                38.9           3.27       4.91       6.55
----------------------------------------------------------------------------------------------------
Over $271,050        Over $271,050                      42.5           3.48       5.22       6.96
====================================================================================================

      SINGLE
                       A TAX-EXEMPT YIELD OF:

TAXABLE INCOME        5%         6%         7%
-------------------------------------------------
$59,750 - 124,650     7.55        9.06      10.57
-------------------------------------------------
$124,650 - $271,050   8.18        9.82      11.46
-------------------------------------------------
Over $271,050         8.70       10.43      12.17
=================================================


 * This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $121,200. For a married couple with adjusted gross income between $181,800 and $304,300 (single between $121,200 and $243,700), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).
** The tables do not reflect the impact of the New York State Tax Table Benefit
   Recapture that is intended to eliminate the benefit of the graduated rate structure and applies to taxable income between $100,000 and $150,000.

OFFICERS AND TRUSTEES

The officers and trustees of the Funds, their birthdates, their principal occupations and their affiliations, if any, with ZKI and ZKDI, are as follows (The number following each person's title is the number of investment companies managed by ZKI and its affiliates, for which he or she holds similar positions):


DAVID W. BELIN (6/20/28), Trustee (26), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Lamson McCormick Zumbach Flynn, P.C. (attorneys).



LEWIS A. BURNHAM (1/8/33), Trustee (26), 16410 Avila Boulevard, Tampa, Florida; Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.



DONALD L. DUNAWAY (3/8/37), Trustee (26), 7515 Pelican Bay Blvd., Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee (26), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); formerly, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).



DONALD R. JONES (1/17/30), Trustee (26), 1776 Beaver Pond Road, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.



DOMINIQUE P. MORAX (10/2/48), Trustee* (39), 222 South Riverside Plaza, Chicago, Illinois; Chief Executive Officer and Chief Investment Officer, Zurich Investment Management, Limited; Director, ZKI.



SHIRLEY D. PETERSON (7/3/41), Trustee (26), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice.



WILLIAM P. SOMMERS (7/22/33), Trustee (26), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.



STEPHEN B. TIMBERS (8/8/44), President and Trustee*(39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI and LTV Corporation.



J. PATRICK BEIMFORD, JR. (5/25/50), Vice President*(24), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, ZKI.



PHILIP J. COLLORA (11/15/45), Vice President and Secretary*(39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.



JEROME L. DUFFY (6/29/36), Treasurer*(39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.



CHARLES R. MANZONI, JR. (1/23/47), Vice President*, (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; Secretary, ZKI Holding Corp.; Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner, Carton & Douglas (attorneys).



JOHN E. NEAL (3/9/50), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI and ZKDI.



FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*(10), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary*(32), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI; and Vice President and Director of State Registrations, ZKDI.


*Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the New York Fund's fiscal year ended March 31, 1997 except that the information in the last column is for the calendar year 1996. The Florida, New Jersey and Pennsylvania Funds have not yet adopted a trustee compensation table.



                                                                                             TOTAL
                                                                    AGGREGATE            COMPENSATION
                                                                   COMPENSATION          KEMPER FUNDS
                      NAME OF TRUSTEE                           FROM NEW YORK FUND    PAID TO TRUSTEES(2)
                      ---------------                           ------------------    -------------------
David W. Belin(1)...........................................          $1,000               $143,400
Lewis A. Burnham............................................             900                 88,800
Donald L. Dunaway(1)........................................             900                141,200
Robert B. Hoffman...........................................             900                 92,100
Donald R. Jones.............................................             900                 92,100
Shirley D. Peterson.........................................             900                 89,800
William P. Sommers..........................................             800                 87,500


---------------

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Kemper Funds. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds-Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and all prior fiscal years for the New York Fund are $3,100 for Mr. Belin and $3,100 for Mr. Dunaway.



(2) Includes compensation for service on the Boards of 24 Kemper funds with 41 fund portfolios. Each trustee currently serves as a trustee of 26 Kemper Funds and 46 fund portfolios.



On May 2, 1997, the trustees and officers as a group owned less than 1% of the then outstanding shares of each Fund. As of May 2, 1997, no shareholder owned of record more than 5% of the outstanding shares of the Funds except that National Investor Services Corp., 55 Water Street, New York, NY, J.B. Hanauer & Company, 4 Gatehall Drive, Parsippany, NJ and Southwest Securities, Inc., 1201 Elm Street, Suite 4300, Dallas, TX owned of record 40.42%, 26.75% and 28.75%, respectively, of the outstanding shares of the New York Fund.


SPECIAL FEATURES


EXCHANGE PRIVILEGE. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper-Dreman Fund, Inc., Kemper Value+Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund with a value in excess of $1,000,000, other than Kemper Cash Reserves Fund, acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with ZKDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the Funds of Investors Municipal Cash Fund are available for sale only in the following states and federal district:


      FLORIDA FUND            NEW JERSEY FUND            NEW YORK FUND           PENNSYLVANIA FUND
      ------------            ---------------            -------------           -----------------
Alabama                   Connecticut               Connecticut               Connecticut
District of Columbia      Delaware                  District of Columbia      Delaware
Florida                   District of Columbia      Florida                   District of Columbia
Georgia                   Florida                   Georgia                   Florida
New Jersey                Georgia                   New Jersey                Georgia
Ohio                      Maryland                  New York                  Maryland
Pennsylvania              Massachusetts             Ohio                      Michigan
Virginia                  New Jersey                Pennsylvania              New Jersey
                          New York                  Virginia                  Ohio
                          Ohio                                                Pennsylvania
                          Pennsylvania                                        Vermont
                          Virginia                                            Virginia
                          West Virginia                                       West Virginia


The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or ZKDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.

SYSTEMATIC WITHDRAWAL PROGRAM. The owner of $5,000 or more of a Fund's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The minimum periodic payment is $100. Shares are redeemed so that the payee will receive payment approximately the first of the month. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The right is reserved to amend the systematic withdrawal program on 30 days' notice. The program may be terminated at any time by the shareholder or the Trust. Firms provide varying arrangements for their clients to redeem Fund shares on a periodic basis. Such firms may independently establish minimums for such services.

ELECTRONIC FUNDS TRANSFER PROGRAMS. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your Fund account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact ZKSvC at 1-800-621-1048 or the firm through which their account was established for more information. These programs may not be available through some firms that distribute Fund shares.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Funds ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of a Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, establishing a fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Fund or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholder
Investors Municipal Cash Fund--
  Investors Florida Municipal Cash Fund
  Investors New Jersey Municipal Cash Fund
  Investors Pennsylvania Municipal Cash Fund


We have audited the accompanying statement of net assets of Investors Municipal Cash Fund--Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund, and Investors Pennsylvania Municipal Cash Fund as of May 8, 1997. This statement of net assets is the responsibility of the Trust's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.


In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Investors Municipal Cash Fund--Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund, and Investors Pennsylvania Municipal Cash Fund at May 8, 1997 in conformity with generally accepted accounting principles.



                                             Ernst & Young LLP


Chicago, Illinois

May 8, 1997

INVESTORS MUNICIPAL CASH FUND--
  INVESTORS FLORIDA MUNICIPAL CASH FUND
  INVESTORS NEW JERSEY MUNICIPAL CASH FUND
  INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND

STATEMENT OF NET ASSETS--MAY 8, 1997



                                                                FLORIDA     NEW JERSEY    PENNSYLVANIA
                                                                  FUND         FUND           FUND
                                                                -------     ----------    ------------
                           ASSETS
Cash........................................................    $100,000     $100,000       $100,000
                                                                ========     ========       ========
                         NET ASSETS
Net assets, applicable to shares of beneficial interest
  (unlimited number of shares authorized, no par value)
  outstanding for each Fund as follows:
  100,000...................................................    $100,000     $100,000       $100,000
                                                                ========     ========       ========
                   THE PRICING OF SHARES
Net asset value and redemption price per share for each Fund
  ($100,000 / 100,000 shares outstanding)...................    $   1.00     $   1.00       $   1.00


---------------

NOTES:


Investors Municipal Cash Fund (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on March 2, 1990. All shares of beneficial interest of Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Pennsylvania Municipal Cash Fund of the Trust were issued to Zurich Kemper Investments, Inc. ("ZKI"), the investment manager for each series, on May 8, 1997 for $100,000 cash for a total of $300,000. The Trust may establish multiple series; currently four series have been established.


The costs of organization of the Funds will be paid by ZKI.

APPENDIX--RATINGS OF INVESTMENTS

The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for Municipal Securities are Aaa and Aa. Municipal Securities rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Securities which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated Municipal Securities. The Aaa and Aa rated Municipal Securities comprise what are generally known as "high grade."

The two highest ratings of Standard & Poor's Corporation ("S&P") for Municipal Securities are AAA (Prime) and AA (High Grade). Municipal Securities rated AAA are "obligations of the highest quality." The S&P rating of AA is accorded issues with investment characteristics "only slightly less marked than those of the prime quality issues."

The two highest ratings of Fitch Investors Service, Inc. ("Fitch") for Municipal Securities are AAA and AA. Municipal Securities rated AAA are considered to be investment grade and of the highest credit quality. The Fitch rating of AA is considered to be investment grade and of very high credit quality.

The two highest ratings of Duff & Phelps, Inc. ("Duff") for Municipal Securities are AAA and AA. Municipal Securities rated AAA are of the highest credit quality and have the highest rating assigned by Duff for a debt obligation. The Duff rating of AA is considered to be of high credit quality.

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

An S&P municipal and corporate commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. The designation A-1 indicates that the degree of safety regarding timely payment is very strong. The designation A-2 indicates the capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1."

The "other debt securities" included in the definition of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA or AA by S&P or Aaa or Aa by Moody's. Corporate debt obligations rated AAA by S&P are "highest grade obligations." Obligations bearing the rating of AA also qualify as "high grade obligations" and "in the majority of instances differ from AAA issues only in small degree." The Moody's corporate debt ratings of Aaa and Aa do not differ materially from those set forth above for Municipal Securities.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

After its purchase by a Fund, an issue of Municipal Securities or a temporary investment may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but the Fund's investment adviser will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by S&P, Moody's, Fitch or Duff for Municipal Securities or temporary investments may change as a result of changes in such organizations, or changes in their rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities or temporary investments in accordance with the investment policies contained herein.

    Tax-Exempt New York Money Market Fund
    -----------------------------------------------------------------
    PORTFOLIO OF INVESTMENTS
    March 31, 1997
    (Value in thousands)

    =================================================================

                                                                Value
(a) VARIABLE RATE DEMAND SECURITIES

    New York State
       Energy Research and Development Authority:
         Brooklyn Union Gas Project
           3.30%                                               $2,500
         Niagara Mohawk Power Corporation Project
           3.83%                                               14,400
       Housing Finance Agency:
         Hospital for Special Surgery
           3.15%                                                1,000
         Liberty View Apartments
           3.05%                                                  300
         Mount Sinai School of Medicine
           3.35%                                                  100
         Normandie Court I
           3.40%                                                1,500
         Trackside Homes Phase III
           3.45%                                                  200
       Job Development Authority
           3.55%                                                  820
       Local Government Assistance Corporation
           3.35%                                                1,500
       Medical Care Facilities Finance Agency:
         Lenox Hill Hospital Project
           3.40%                                                  700
         Pooled Equipment Loan Program
           3.25%                                                  300
    -----------------------------------------------------------------
    Babylon
    Industrial Development Agency
           3.45%                                                1,200
    -----------------------------------------------------------------
    Dutchess County
    Industrial Development Agency
           3.55%                                                  100
    -----------------------------------------------------------------
    Franklin County
    Industrial Development Agency
           3.50%                                                  300
    -----------------------------------------------------------------
    Metropolitan Transportation Authority
           3.40%                                                1,500
    -----------------------------------------------------------------
    Mount Pleasant
    Industrial Development Agency
           3.30%                                                  700
    -----------------------------------------------------------------

Tax-Exempt New York Money Market Fund
---------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 1997
(Value in thousands)

===============================================================
                                                          Value
New York City
   General Obligation
       3.67%                                            $15,100
   Housing Development Corporation:
     Columbus Gardens Project
       3.35%                                              1,500
     East 96th Street Project
       3.30%                                              1,300
     James Tower
       3.30%                                                100
     100 Jane Street
       3.40%                                                700
     Queenswood Apartments
       3.50%                                              1,500
     Tribeca Towers
       3.30%                                                400
     West 43rd Street
       3.40%                                                700
   Municipal Water Finance Authority
       3.70%                                              2,600
   Trust for Cultural Resources
       3.20%                                              1,500
---------------------------------------------------------------
Onondaga County
Industrial Development Agency
       3.15%                                                400
---------------------------------------------------------------
St. Lawrence County
Industrial Development Agency
       3.45%                                                500
---------------------------------------------------------------
Schenectady County
Industrial Development Agency
       3.25%                                                100
---------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND SECURITIES - 88.3%
(average maturity:   3 days)                             53,520
---------------------------------------------------------------

OTHER SECURITIES
New York State
   Dormitory Authority:
     Memorial Sloan-Kettering Cancer Center
       3.35% - 3.40%, 4/10/97 - 5/13/97                   1,700
     Second Short-Term Revenue Notes
       3.55%, 5/12/97                                       158
   Environmental Facilities Corporation
       3.30%, 5/15/97                                     1,000
   General Obligation
       3.05% - 3.45%, 4/1/97 - 5/13/97                    2,700
   Power Authority
       3.35% - 3.45%, 5/8/97 - 5/14/97                      900
---------------------------------------------------------------

Tax-Exempt New York Money Market Fund
-------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 1997
(Value in thousands)

===================================================================
                                                              Value

Nassau County
   Bond Anticipation Notes
       4.00%, 8/15/97                                        $1,067
   Tax  Anticipation Notes
       3.55%, 9/25/97                                           401
-------------------------------------------------------------------

TOTAL OTHER SECURITIES - 13.1%
(average maturity:  51 days)                                  7,926
-------------------------------------------------------------------

TOTAL INVESTMENTS - 101.4%
(average maturity:   9 days)                                 61,446
-------------------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS - (1.4)%                        (871)
-------------------------------------------------------------------

NET ASSETS - 100%                                           $60,575
===================================================================




NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at March 31, 1997.

See accompanying Notes to Financial Statements.

Tax-Exempt New York Money Market Fund
---------------------------------------------

REPORT OF INDEPENDENT AUDITORS



================================================================================

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TAX-EXEMPT NEW YORK MONEY MARKET FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Exempt New York Money Market Fund as of March 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt New York Money Market Fund at March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1993, in conformity with generally accepted accounting principles.

                                                        ERNST & YOUNG LLP

Chicago, Illinois
May 16, 1997

Tax-Exempt New York Money Market Fund
-----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997
(in thousands)

===========================================================
ASSETS
-----------------------------------------------------------

Investments, at amortized cost                      $61,446
-----------------------------------------------------------

Receivable for:
   Interest                                             183
-----------------------------------------------------------

   Securities sold                                       20
-----------------------------------------------------------

     Total assets                                    61,649
-----------------------------------------------------------

LIABILITIES AND NET ASSETS
-----------------------------------------------------------

Cash overdraft                                          914
-----------------------------------------------------------

Payable for:
   Dividends                                             45
-----------------------------------------------------------

   Fund shares redeemed                                  13
-----------------------------------------------------------

   Distribution services fee                             65
-----------------------------------------------------------

   Trustees' fees and other                              37
-----------------------------------------------------------

     Total liabilities                                1,074
-----------------------------------------------------------

Net assets applicable to shares outstanding         $60,575
===========================================================


THE PRICING OF SHARES
-----------------------------------------------------------

Shares outstanding                                   60,575
-----------------------------------------------------------

Net asset value and
redemption price per share                            $1.00
===========================================================


See accompanying Notes to Financial Statements.

Tax-Exempt New York Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                      STATEMENT OF CHANGES IN NET ASSETS
Year ended March 31, 1997                                    Years ended March 31, 1997 and 1996
(in thousands)                                               (in thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              1997           1996
                                                                                                         ---------------------------
                                                             Operations:
Interest income                                 $1,237          Net investment income                    $   1,077            498
------------------------------------------------------       --------------------------------------------------------------------

Expenses:                                                    Dividends to shareholders
   Management fee                                   80       from net investment income                     (1,077)          (498)
------------------------------------------------------       --------------------------------------------------------------------

   Distribution services fee                       182       Capital share transactions
------------------------------------------------------       (dollar amounts and number
   Custodian and transfer agent                              of shares are the same):
   fees and related expenses                        47          Shares sold                                239,603        108,282
------------------------------------------------------       --------------------------------------------------------------------

   Registration costs                                5
------------------------------------------------------
                                                                Shares issued in
   Professional fees                                15          reinvestment of dividends                    1,034            497
                                                             --------------------------------------------------------------------
------------------------------------------------------                                                     240,637        108,779
   Reports to shareholders                          14
------------------------------------------------------
                                                                Shares redeemed                           (198,589)      (104,342)
   Trustees' fees and other                          8       --------------------------------------------------------------------
------------------------------------------------------
                                                             Net increase from capital
      Total expenses before expense                          share transactions and total
      absorption                                   351       increase  in net assets                        42,048          4,437
------------------------------------------------------       --------------------------------------------------------------------

   Less expenses absorbed
   by the investment manager                      (191)
------------------------------------------------------

      Total expenses paid                                    Net assets:
      by the Fund                                  160       Beginning of year                              18,527         14,090
------------------------------------------------------       --------------------------------------------------------------------

Net investment income                           $1,077       End of year                                 $  60,575         18,527
======================================================       ====================================================================



See accompanying Notes to Financial Statements.

Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

================================================================================

1.  DESCRIPTION OF THE FUND

Tax-Exempt New York Money Market Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts.


2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.


INVESTMENT TRANSACTIONS AND INTEREST INCOME

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.


FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES

The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the year ended March 31, 1997, the Fund paid no management fee after an expense absorption by ZKI.

DISTRIBUTION AGREEMENT

The Fund has an administration, shareholder services and distribution agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). For its services as primary distributor, the Fund pays ZKDI an annual fee of .50% of average daily net assets of the Fund. ZKDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, ZKDI pays such firms at a maximum annual rate of .50% of average daily net assets of those accounts they maintain and service. For the year ended March 31, 1997, the Fund paid a distribution services fee of $71,000 after an expense absorption by ZKI, and ZKDI remitted $142,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $33,000 for the year ended March 31, 1997.

Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------




================================================================================

OFFICERS AND TRUSTEES

Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended March 31, 1997, the Fund made no payments to its officers and incurred trustees' fees of $7,000 to independent trustees.

EXPENSE ABSORPTION

During the year ended March 31, 1997, ZKI agreed to voluntarily absorb certain expenses of the Fund. This expense absorption was in addition to ZKI's temporary absorption of expenses that exceed .80% of average daily net assets of the Fund. Under these arrangements, ZKI absorbed $191,000 of expenses.

Tax-Exempt New York Money Market Fund
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

=====================================================================================================================

                                                                                  Year ended March 31,
                                                               1997            1996        1995      1994        1993
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $  1.00           1.00        1.00       1.00      1.00
---------------------------------------------------------------------------------------------------------------------

Net investment income and dividends declared                      .03            .03         .02        .02       .02
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                                  $  1.00           1.00        1.00       1.00      1.00
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                     3.03%          3.03        2.40       1.63      1.90
---------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION:
Expenses                                                          .44%           .80         .80        .80       .80
---------------------------------------------------------------------------------------------------------------------

Net investment income                                            2.96%          2.95        2.44       1.61      1.88
---------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION:
Expenses                                                          .96%          1.14        1.15       1.25      1.53
---------------------------------------------------------------------------------------------------------------------

Net investment income                                            2.44%          2.61        2.09       1.16      1.15
---------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA:
Net assets at end year (in thousands)                         $60,575         18,527      14,090     10,762     8,424
=====================================================================================================================


Note: ZKI has agreed to temporarily absorb certain expenses of the Fund.

=====================================================================================================================

FEDERAL TAX STATUS OF 1997 DIVIDENDS

All of the dividends constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends may be includible in the alternative minimum tax calculation.

                         INVESTORS MUNICIPAL CASH FUND

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement:

            Tax-Exempt New York Money Market Fund--Financial Highlights.

            Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Pennsylvania Municipal Cash Fund--None.

        (ii) Financial statements included in Part B of the Registration
        Statement:

            Tax-Exempt New York Money Market Fund.

               Statement of assets and liabilities--March 31, 1997.

               Statement of operations for the year ended March 31, 1997.

               Statement of changes in net assets for each of the two years in the period ended March 31, 1997.

               Portfolio of investments--March 31, 1997.

               Notes to financial statements.

        Schedules II, III, IV and V have been omitted as the required information is not present.

        Schedule I has been omitted as the required information is presented in the portfolio of investments at March 31, 1997.

            Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Pennsylvania Municipal Cash Fund.


               Statement of net assets--May 8, 1997.


        Schedules I, II, III, IV and V have been omitted as the required information is not present.

     (b) Exhibits


        99.b1.        Amended and Restated Agreement and Declaration of Trust.*
        99.b2.        By-Laws.*
        99.b3.        Inapplicable.
        99.b4.(a)     Text of Share Certificate.*
        99.b4.(b)     Written Instrument Establishing and Designating New Series.
        99.b4.(c)     Written Instrument Establishing and Designating New Trust
                      Name.
        99.b5.(a)     Investment Management Agreement.*
        99.b5.(b)     Notification of Additional Portfolios.
        99.b6.(a)     Administration, Shareholder Services and Distribution
                      Agreement.*
        99.b6.(b)     Form of Administration Services and Selling Group
                      Agreement.*
        99.b7.        Inapplicable.
        99.b8.        Custody Agreement.*
        99.b9.(a)     Agency Agreement.*
        99.b9.(b)     Supplement to Agency Agreement.*
        99.b10.(a)    Opinion and Consent of Vedder, Price, Kaufman & Kammholz.
        99.b10.(b)    Opinion and Consent of Ropes & Gray.

        99.b11.       Report and Consent of Independent Auditors.
        99.b12.       Inapplicable.
        99.b13.       Subscription Agreement.
        99.b14.       Inapplicable.
        99.b15.       See 99.b6.(a) above.
        99.b16.       Performance Calculations.*
        99.b24.       Power of Attorney.*
        99.b485(b)    Representation of Counsel (Rule 485).
        27.           Financial Data Schedule.


---------------

 * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:


               EXHIBIT NO.                   POST-EFFECTIVE AMENDMENT NO.    DATE OF FILING
               -----------                   ----------------------------    --------------
1a, 2, 4(a), 5(a), 6(b), 8, 9(a) and 16                   5                     7/28/95
6(a) and 9(b)                                             6                     7/26/96
24                                                        7                      3/7/97


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not Applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     The number of record holders of each series of Registrant as of May 2, 1997 is as follows:


                                                                NUMBER OF
                                                                  RECORD
                            FUND                                 HOLDERS
                            ----                                ---------
Investors Florida Municipal Cash Fund.......................         0
Investors New Jersey Municipal Cash Fund....................         0
Investors Pennsylvania Municipal Cash Fund..................         0
Tax-Exempt New York Money Market Fund.......................        86


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Zurich Money Funds
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Zurich YieldWise Money Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

MORAX, DOMINQUE P.
     Director, Zurich Kemper Investments, Inc.
     Chief Executive Officer and Chief Investment Officer,
     Zurich Investment Management Limited
     Trustee, Kemper Funds
     Executive Committee, ZKI Holding Corporation

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Chief Investment Officer - Fixed Income, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

COXON, JAMES H.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Vice President, Galaxy Offshore, Inc.

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Dreman Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Dreman Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

COULTER, STEVAN F.
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOBS, MICHAEL G.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Kemper Investors Fund, Kemper International Bond Fund and Kemper-Dreman Fund, Inc.

         (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Linda A. Bercher            Senior Vice President                          None
Thomas V. Bruns             Senior Vice President                          None
Terry Cunningham            Senior Vice President                          None
John H. Robison, Jr.        Senior Vice President                          None
Henry J. Schulthesz         Senior Vice President                          None
Philip D. Hausken           Vice President                                 None
Carlene D. Merold           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Charles R. Manzoni, Jr.     Secretary                                  Vice President
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Zurich Kemper Distributors, Inc., 222 Riverside Plaza Street, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) The Registrant undertakes to file a Post-Effective Amendment using financial statements of Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Pennsylvania Municipal Cash Fund, which need not be certified, within four to six months from the effective date of the Registration Statement.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 16th day of May, 1997.

                                          TAX-EXEMPT NEW YORK MONEY MARKET FUND

                                          by /s/ STEPHEN B. TIMBERS
                                            ------------------------------------
                                            Stephen B. Timbers, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on May 16, 1997 on behalf of the following persons in the capacities indicated.

                     SIGNATURE                                            TITLE
                     ---------                                            -----

              /s/ STEPHEN B. TIMBERS                 President
---------------------------------------------------  (Principal Executive Officer) and Trustee
                Stephen B. Timbers

                /s/ DAVID W. BELIN*                  Trustee
---------------------------------------------------
                  David W. Belin

               /s/ LEWIS A. BURNHAM*                 Trustee
---------------------------------------------------
                 Lewis A. Burnham

              /s/ DONALD L. DUNAWAY*                 Trustee
---------------------------------------------------
                 Donald L. Dunaway

              /s/ ROBERT B. HOFFMAN*                 Trustee
---------------------------------------------------
                 Robert B. Hoffman

               /s/ DONALD R. JONES*                  Trustee
---------------------------------------------------
                  Donald R. Jones

              /s/ DOMINIQUE P. MORAX*                Trustee
---------------------------------------------------
                Dominique P. Morax

             /s/ SHIRLEY D. PETERSON*                Trustee
---------------------------------------------------
                Shirley D. Peterson

              /s/ WILLIAM P. SOMMERS*                Trustee
---------------------------------------------------
                William P. Sommers

               /s/ JEROME L. DUFFY*                  Trustee
---------------------------------------------------  (Principal Financial and Accounting Officer)
                  Jerome L. Duffy


* Philip J. Collora signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on March 7, 1997.


               /s/ PHILIP J. COLLORA
---------------------------------------------------
                 Philip J. Collora

                               INDEX TO EXHIBITS

Exhibits


        99.b1.        Amended and Restated Agreement and Declaration of Trust.*
        99.b2.        By-Laws.*
        99.b3.        Inapplicable.
        99.b4.(a)     Text of Share Certificate.*
        99.b4.(b)     Written Instrument Establishing and Designating New Series.
        99.b4.(c)     Written Instrument Establishing and Designating New Trust
                      Name.
        99.b5.(a)     Investment Management Agreement.*
        99.b5.(b)     Notification of Additional Portfolios.
        99.b6.(a)     Administration, Shareholder Services and Distribution
                      Agreement.*
        99.b6.(b)     Form of Administrative Services Selling Group Agreement.*
        99.b7.        Inapplicable.
        99.b8.        Custody Agreement.*
        99.b9.(a)     Agency Agreement.*
        99.b9.(b)     Supplement to Agency Agreement.*
        99.b10.(a)    Opinion and Consent of Vedder, Price, Kaufman & Kammholz.
        99.b10.(b)    Opinion and Consent of Ropes & Gray.
        99.b11.       Report and Consent of Independent Auditors.
        99.b12.       Inapplicable.
        99.b13.       Subscription Agreement.
        99.b14.       Inapplicable.
        99.b15.       See 99.b6.(a) above.
        99.b16.       Performance Calculations.*
        99.b24.       Power of Attorney.*
        99.b485(b)    Representation of Counsel (Rule 485).
        27.           Financial Data Schedule.


---------------

 * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:


               EXHIBIT NO.                   POST-EFFECTIVE AMENDMENT NO.    DATE OF FILING
               -----------                   ----------------------------    --------------
1a, 2, 4(a), 5(a), 6(b), 8, 9(a) and 16                   5                     7/28/95
6(a) and 9(b)                                             6                     7/26/96
24                                                        7                      3/7/97